Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor
Fund Summary Invesco Capital Development Fund
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Capital Development Fund (Class A, B, C, R, Y and Investor) Invesco Capital Development Fund Invesco Capital Development Fund - Class A, B, C, R, Y and Investor	Class A, Invesco Capital Development Fund	Class B, Invesco Capital Development Fund	Class C, Invesco Capital Development Fund	Class R, Invesco Capital Development Fund	Class Y, Invesco Capital Development Fund	Investor Class, Invesco Capital Development Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y	Class: Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Capital Development Fund (Class A, B, C, R, Y and Investor) Invesco Capital Development Fund Invesco Capital Development Fund - Class A, B, C, R, Y and Investor
	Class A, Invesco Capital Development Fund	Class B, Invesco Capital Development Fund	Class C, Invesco Capital Development Fund	Class R, Invesco Capital Development Fund	Class Y, Invesco Capital Development Fund	Investor Class, Invesco Capital Development Fund
Operating Expenses Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y	Class: Investor
Management Fees	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	0.25%
Other Expenses	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.31%	2.06%	2.06%	1.56%	1.06%	1.31%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Capital Development Fund (Class A, B, C, R, Y and Investor) Invesco Capital Development Fund Invesco Capital Development Fund - Class A, B, C, R, Y and Investor (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Capital Development Fund	Class A	676	942	1,229	2,042
Class B, Invesco Capital Development Fund	Class B	709	946	1,308	2,197
Class C, Invesco Capital Development Fund	Class C	309	646	1,108	2,390
Class R, Invesco Capital Development Fund	Class R	159	493	850	1,856
Class Y, Invesco Capital Development Fund	Class Y	108	337	585	1,294
Investor Class, Invesco Capital Development Fund	Investor Class	133	415	718	1,579

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Capital Development Fund (Class A, B, C, R, Y and Investor) Invesco Capital Development Fund Invesco Capital Development Fund - Class A, B, C, R, Y and Investor (USD  $)
	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Capital Development Fund	Class A	676	942	1,229	2,042
Class B, Invesco Capital Development Fund	Class B	209	646	1,108	2,197
Class C, Invesco Capital Development Fund	Class C	209	646	1,108	2,390
Class R, Invesco Capital Development Fund	Class R	159	493	850	1,856
Class Y, Invesco Capital Development Fund	Class Y	108	337	585	1,294
Investor Class, Invesco Capital Development Fund	Investor Class	133	415	718	1,579

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of mid-capitalization issuers.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers actively manage the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on: (1) fundamentals; (2) valuation; and (3) timeliness. The fundamental analysis identifies both industries and mid-capitalization issuers that, in the portfolio manager’s view, have high growth potential and are also favorably priced relative to the growth expectations for that issuer.

The portfolio managers base their selection of securities on an analysis of individual issuers. The investment process employs fundamental research and management interviews, normally, to identify securities of issuers believed to have large potential markets, cash-generating business models, improving balance sheets and solid management teams; and a variety of valuation techniques to determine target buy and sell prices as well as a security’s valuation upside and downside potential. The resulting portfolio contains, in the portfolio managers’ opinion, consistent growth issuers and earnings-acceleration issuers.

The portfolio managers consider selling or reducing the Fund’s holdings in a security if: (1) it no longer meets their investment criteria; (2) an issuer’s fundamentals deteriorate; (3) a security’s price reaches its valuation target; (4) an issuer is no longer considered a mid-capitalization issuer; and/or (5) a more attractive investment option is identified.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended September 30, 2009): 19.67% Worst Quarter (ended December 31, 2008): -28.13%
Average Annual Total Returns - Invesco Capital Development Fund (Class A, B, C, R, Y and Investor) Invesco Capital Development Fund	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years
Invesco Capital Development Fund - Class A, B, C, R, Y and Investor	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Capital Development Fund - Class A, B, C, R, Y and Investor Class A, Invesco Capital Development Fund		Class A:	Before Taxes	Jun 17, 1996		12.56%		1.68%		2.89%
Before Taxes Invesco Capital Development Fund - Class A, B, C, R, Y and Investor Class B, Invesco Capital Development Fund		Class B:		Oct 1, 1996		13.21%		1.74%		2.90%
Before Taxes Invesco Capital Development Fund - Class A, B, C, R, Y and Investor Class C, Invesco Capital Development Fund		Class C:		Aug 4, 1997		17.14%		2.07%		2.75%
Before Taxes Invesco Capital Development Fund - Class A, B, C, R, Y and Investor Class R, Invesco Capital Development Fund		Class R:		Jun 3, 2002		18.75%	[1]	2.57%	[1]	3.25%	[1]
Before Taxes Invesco Capital Development Fund - Class A, B, C, R, Y and Investor Class Y, Invesco Capital Development Fund		Class Y:		Oct 3, 2008		19.41%	[2]	2.95%	[2]	3.53%	[2]
Before Taxes Invesco Capital Development Fund - Class A, B, C, R, Y and Investor Investor Class, Invesco Capital Development Fund		Investor Class:		Nov 30, 2004		19.09%	[2]	2.83%	[2]	3.48%	[2]
After Taxes on Distributions Invesco Capital Development Fund - Class A, B, C, R, Y and Investor Class A, Invesco Capital Development Fund		Class A:	After Taxes on Distributions	Jun 17, 1996		12.56%		0.91%		2.13%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Capital Development Fund - Class A, B, C, R, Y and Investor Class A, Invesco Capital Development Fund		Class A:	Return After Taxes on Distributions and Sale of Fund Shares	Jun 17, 1996		8.16%		1.31%		2.36%
S&P 500 Index Invesco Capital Development Fund - Class A, B, C, R, Y and Investor			S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		1.42%
Russell Midcap Growth Index Invesco Capital Development Fund - Class A, B, C, R, Y and Investor			Russell Midcap® Growth Index		(reflects no deductions for fees, expenses or taxes)	26.38%		4.88%		3.12%
Lipper Mid-Cap Growth Funds Index Invesco Capital Development Fund - Class A, B, C, R, Y and Investor			Lipper Mid-Cap Growth Funds Index			25.66%		6.22%		2.59%
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[2]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y
Fund Summary Invesco Charter Fund
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Charter Fund (Class A, B, C, R and Y) Invesco Charter Fund Invesco Charter Fund - Class A, B, C, R and Y	Class A, Invesco Charter Fund	Class B, Invesco Charter Fund	Class C, Invesco Charter Fund	Class R, Invesco Charter Fund	Class Y, Invesco Charter Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Charter Fund (Class A, B, C, R and Y) Invesco Charter Fund Invesco Charter Fund - Class A, B, C, R and Y		Class A, Invesco Charter Fund	Class B, Invesco Charter Fund	Class C, Invesco Charter Fund	Class R, Invesco Charter Fund	Class Y, Invesco Charter Fund
Operating Expenses Column [Text]		Class: A	Class: B	Class: C	Class: R	Class: Y
Management Fees		0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.30%	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses		1.18%	1.93%	1.93%	1.43%	0.93%
Fee Waiver and/or Expense Reimbursement	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.17%	1.92%	1.92%	1.42%	0.92%
[1]	Through December 31, 2012, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $150 million) to 0.52% (for average net assets over $10 billion). Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Charter Fund (Class A, B, C, R and Y) Invesco Charter Fund Invesco Charter Fund - Class A, B, C, R and Y (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Charter Fund	Class A	663	902	1,161	1,901
Class B, Invesco Charter Fund	Class B	695	904	1,240	2,057
Class C, Invesco Charter Fund	Class C	295	604	1,040	2,252
Class R, Invesco Charter Fund	Class R	145	450	780	1,711
Class Y, Invesco Charter Fund	Class Y	94	294	513	1,141

You would pay the following expenses if you did not redeem your shares
Expense Example, No Redemption - Invesco Charter Fund (Class A, B, C, R and Y) Invesco Charter Fund Invesco Charter Fund - Class A, B, C, R and Y (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Charter Fund	Class A	663	902	1,161	1,901
Class B, Invesco Charter Fund	Class B	195	604	1,040	2,057
Class C, Invesco Charter Fund	Class C	195	604	1,040	2,252
Class R, Invesco Charter Fund	Class R	145	450	780	1,711
Class Y, Invesco Charter Fund	Class Y	94	294	513	1,141

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests primarily in equity securities.

The Fund may invest up to 25% of its total assets in foreign securities, which includes debt and equity securities.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. The portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility.

Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 16.50% Worst Quarter (ended September 30, 2001): -21.72%
Average Annual Total Returns - Invesco Charter Fund (Class A, B, C, R and Y) Invesco Charter Fund	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years
Invesco Charter Fund - Class A, B, C, R and Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Charter Fund - Class A, B, C, R and Y Class A, Invesco Charter Fund		Class A	Before Taxes	Nov 26, 1968		2.18%		3.69%		0.90%
Before Taxes Invesco Charter Fund - Class A, B, C, R and Y Class B, Invesco Charter Fund		Class B:		Jun 26, 1995		2.31%		3.76%		0.90%
Before Taxes Invesco Charter Fund - Class A, B, C, R and Y Class C, Invesco Charter Fund		Class C:		Aug 4, 1997		6.29%		4.09%		0.74%
Before Taxes Invesco Charter Fund - Class A, B, C, R and Y Class R, Invesco Charter Fund		Class R:		Jun 3, 2002		7.85%	[1]	4.61%	[1]	1.22%	[1]
Before Taxes Invesco Charter Fund - Class A, B, C, R and Y Class Y, Invesco Charter Fund		Class Y:		Oct 3, 2008		8.40%	[2]	5.00%	[2]	1.53%	[2]
After Taxes on Distributions Invesco Charter Fund - Class A, B, C, R and Y Class A, Invesco Charter Fund		Class A	After Taxes on Distributions	Nov 26, 1968		2.11%		3.55%		0.80%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Charter Fund - Class A, B, C, R and Y Class A, Invesco Charter Fund		Class A	Return After Taxes on Distributions and Sale of Fund Shares	Nov 26, 1968		1.49%		3.15%		0.75%
S&P 500 Index Invesco Charter Fund - Class A, B, C, R and Y			S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		1.42%
Russell 1000 Index Invesco Charter Fund - Class A, B, C, R and Y			Russell 1000® Index		(reflects no deductions for fees, expenses or taxes)	16.10%		2.59%		1.83%
Lipper Large-Cap Core Funds Index Invesco Charter Fund - Class A, B, C, R and Y			Lipper Large-Cap Core Funds Index			12.77%		1.91%		0.76%
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[2]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y
Fund Summary Invesco Constellation Fund
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Constellation Fund (Class A, B, C, R and Y) Invesco Constellation Fund Invesco Constellation Fund - Class A, B, C, R and Y	Class A, Invesco Constellation Fund	Class B, Invesco Constellation Fund	Class C, Invesco Constellation Fund	Class R, Invesco Constellation Fund	Class Y, Invesco Constellation Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Constellation Fund (Class A, B, C, R and Y) Invesco Constellation Fund Invesco Constellation Fund - Class A, B, C, R and Y		Class A, Invesco Constellation Fund	Class B, Invesco Constellation Fund	Class C, Invesco Constellation Fund	Class R, Invesco Constellation Fund	Class Y, Invesco Constellation Fund
Operating Expenses Column [Text]		Class: A	Class: B	Class: C	Class: R	Class: Y
Management Fees		0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.46%	0.46%	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses		1.34%	2.09%	2.09%	1.59%	1.09%
Fee Waiver and/or Expense Reimbursement	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.33%	2.08%	2.08%	1.58%	1.08%
[1]	Through December 31, 2012, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Constellation Fund (Class A, B, C, R and Y) Invesco Constellation Fund Invesco Constellation Fund - Class A, B, C, R and Y (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Constellation Fund	Class A	678	949	1,242	2,072
Class B, Invesco Constellation Fund	Class B	711	953	1,322	2,227
Class C, Invesco Constellation Fund	Class C	311	653	1,122	2,419
Class R, Invesco Constellation Fund	Class R	161	500	864	1,887
Class Y, Invesco Constellation Fund	Class Y	110	345	599	1,327

You would pay the following expenses if you did not redeem your shares
Expense Example, No Redemption - Invesco Constellation Fund (Class A, B, C, R and Y) Invesco Constellation Fund Invesco Constellation Fund - Class A, B, C, R and Y (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Constellation Fund	Class A	678	949	1,242	2,072
Class B, Invesco Constellation Fund	Class B	211	653	1,122	2,227
Class C, Invesco Constellation Fund	Class C	211	653	1,122	2,419
Class R, Invesco Constellation Fund	Class R	161	500	864	1,887
Class Y, Invesco Constellation Fund	Class Y	110	345	599	1,327

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of issuers of all market capitalizations.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.

The portfolio managers actively manage the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on a set of growth, quality and valuation factors.

The fundamental analysis identifies and analyzes both industries and issuers with strong characteristics of revenue, earnings and cash flow growth. Valuation metrics are also incorporated in the analysis.

The portfolio managers look for key issuer-specific attributes including: market leadership position with the potential for additional growth; value added products or services with pricing power; sustainable growth in revenue, earnings and cash flow; potential to improve profitability and return on capital; and a strong balance sheet, appropriate financial leverage and a prudent use of capital.

The portfolio managers consider selling a security if fundamental business prospects deteriorate, quantitative rank declines, the investment thesis deteriorates, or for a more attractive investment opportunity.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended December 31, 2001): 18.44% Worst Quarter (ended September 30, 2001): -23.34%
Average Annual Total Returns - Invesco Constellation Fund (Class A, B, C, R and Y) Invesco Constellation Fund	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years		Inception Date
Invesco Constellation Fund - Class A, B, C, R and Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Constellation Fund - Class A, B, C, R and Y Class A, Invesco Constellation Fund		Class A	Before Taxes		8.78%		(2.27%)		(2.66%)		Apr 30, 1976
Before Taxes Invesco Constellation Fund - Class A, B, C, R and Y Class B, Invesco Constellation Fund		Class B:			9.25%		(2.29%)		(2.68%)		Nov 3, 1997
Before Taxes Invesco Constellation Fund - Class A, B, C, R and Y Class C, Invesco Constellation Fund		Class C:			13.25%		(1.90%)		(2.82%)		Aug 4, 1997
Before Taxes Invesco Constellation Fund - Class A, B, C, R and Y Class R, Invesco Constellation Fund		Class R:			14.81%	[1]	(1.41%)	[1]	(2.31%)	[1]	Jun 3, 2002
Before Taxes Invesco Constellation Fund - Class A, B, C, R and Y Class Y, Invesco Constellation Fund		Class Y:			15.41%	[2]	(1.04%)	[2]	(2.06%)	[2]	Oct 3, 2008
After Taxes on Distributions Invesco Constellation Fund - Class A, B, C, R and Y Class A, Invesco Constellation Fund		Class A	After Taxes on Distributions		8.78%		(2.28%)		(2.67%)		Apr 30, 1976
Return After Taxes on Distributions and Sale of Fund Shares Invesco Constellation Fund - Class A, B, C, R and Y Class A, Invesco Constellation Fund		Class A	Return After Taxes on Distributions and Sale of Fund Shares		5.71%		(1.92%)		(2.22%)		Apr 30, 1976
S&P 500 Index Invesco Constellation Fund - Class A, B, C, R and Y			S&P 500® Index	(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		1.42%
Russell 1000 Growth Index Invesco Constellation Fund - Class A, B, C, R and Y			Russell 1000® Growth Index	(reflects no deductions for fees, expenses or taxes)	16.71%		3.75%		0.02%
Lipper Multi-Cap Growth Funds Index Invesco Constellation Fund - Class A, B, C, R and Y			Lipper Multi-Cap Growth Funds Index		20.39%		3.50%		0.25%
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[2]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Disciplined Equity Fund | Invesco Disciplined Equity Fund - Class Y
Fund Summary Invesco Disciplined Equity Fund
Investment Objective
The Fund’s investment objective is long-term capital appreciation and, secondarily, current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Disciplined Equity Fund (Class Y)	Invesco Disciplined Equity Fund Invesco Disciplined Equity Fund - Class Y Class Y, Invesco Disciplined Equity Fund
Shareholder Fees Column [Text]	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Disciplined Equity Fund (Class Y)	Invesco Disciplined Equity Fund Invesco Disciplined Equity Fund - Class Y Class Y, Invesco Disciplined Equity Fund
Operating Expenses Column [Text]	Class: Y
Management Fees	0.70%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.75%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Disciplined Equity Fund (Class Y) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Disciplined Equity Fund Invesco Disciplined Equity Fund - Class Y Class Y, Invesco Disciplined Equity Fund	Class Y	77	240	417	930

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowing for investment purposes) in equity securities. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests in U.S. issuers and may also invest in equity securities of foreign issuers. The Fund may also invest in debt securities, including lower quality debt securities.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund normally invests in securities that generate strong cash flow and are available at attractive valuations. The Fund’s portfolio managers will be opportunistic with regard to the prices the Fund will pay for new investments and at which it will terminate positions. The Fund is not restricted to investing in particular sectors or in securities within a market capitalization range, but will tend toward large-cap issuers.

The Fund’s portfolio managers emphasize a bottom-up, fundamental stock selection that focuses on issuers that can consistently deliver strong cash flow growth and return on invested capital. The portfolio managers invest in issuers with a proven track record of solid business execution. These issuers typically have a proprietary product or business approach that allows them to be leaders within their respective industries. In addition, the portfolio managers emphasize diversification in terms of sector exposure as well as the number of securities held, and normally expect low turnover of holdings.

The portfolio managers consider selling a stock when its fundamental business prospects deteriorate, its ability to generate cash declines, or when they think the stock is too expensive based on cash flow valuation metrics.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Class Y shares since September 21, 2009 and the predecessor fund’s Institutional Class shares for periods prior to September 21, 2009 from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 16.82% Worst Quarter (ended December 31, 2008): -20.66%
Average Annual Total Returns - Invesco Disciplined Equity Fund (Class Y) Invesco Disciplined Equity Fund	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		Since Inception
Invesco Disciplined Equity Fund - Class Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Disciplined Equity Fund - Class Y Class Y, Invesco Disciplined Equity Fund		Class Y:	Before Taxes	Sep 21, 2009		13.69%	[1]	3.55%	[1]	3.33%	[1]
After Taxes on Distributions Invesco Disciplined Equity Fund - Class Y Class Y, Invesco Disciplined Equity Fund		Class Y:	After Taxes on Distributions	Sep 21, 2009		13.53%	[1]	2.95%	[1]	2.73%	[1]
Return After Taxes on Distributions and Sale of Fund Shares Invesco Disciplined Equity Fund - Class Y Class Y, Invesco Disciplined Equity Fund		Class Y:	Return After Taxes on Distributions and Sale of Fund Shares	Sep 21, 2009		9.11%	[1]	2.89%	[1]	2.69%	[1]
S&P 500 Index Invesco Disciplined Equity Fund - Class Y			S&P 500® Index	Nov 30, 2005	(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		2.26%
[1]	Class Y shares' performance shown prior to the inception date is that of the predecessor fund's Institutional Class shares at net asset value and reflects the expenses applicable to the predecessor fund. The inception date of the predecessor fund's Institutional Class shares is December 1, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.

Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor
Fund Summary Invesco Diversified Dividend Fund
Investment Objective
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Diversified Dividend Fund (Class A, B, C, R, Y and Investor) Invesco Diversified Dividend Fund Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor	Class A, Invesco Diversified Dividend Fund	Class B, Invesco Diversified Dividend Fund	Class C, Invesco Diversified Dividend Fund	Class R, Invesco Diversified Dividend Fund	Class Y, Invesco Diversified Dividend Fund	Investor Class, Invesco Diversified Dividend Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y	Class: Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Diversified Dividend Fund (Class A, B, C, R, Y and Investor) Invesco Diversified Dividend Fund Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor
	Class A, Invesco Diversified Dividend Fund	Class B, Invesco Diversified Dividend Fund	Class C, Invesco Diversified Dividend Fund	Class R, Invesco Diversified Dividend Fund	Class Y, Invesco Diversified Dividend Fund	Investor Class, Invesco Diversified Dividend Fund
Operating Expenses Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y	Class: Investor
Management Fees	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	0.16%
Other Expenses	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.02%	1.77%	1.77%	1.27%	0.77%	0.93%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Diversified Dividend Fund (Class A, B, C, R, Y and Investor) Invesco Diversified Dividend Fund Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Diversified Dividend Fund	Class A	648	857	1,082	1,729
Class B, Invesco Diversified Dividend Fund	Class B	680	857	1,159	1,886
Class C, Invesco Diversified Dividend Fund	Class C	280	557	959	2,084
Class R, Invesco Diversified Dividend Fund	Class R	129	403	697	1,534
Class Y, Invesco Diversified Dividend Fund	Class Y	79	246	428	954
Investor Class, Invesco Diversified Dividend Fund	Investor Class	95	296	515	1,143

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Diversified Dividend Fund (Class A, B, C, R, Y and Investor) Invesco Diversified Dividend Fund Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor (USD  $)
	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Diversified Dividend Fund	Class A	648	857	1,082	1,729
Class B, Invesco Diversified Dividend Fund	Class B	180	557	959	1,886
Class C, Invesco Diversified Dividend Fund	Class C	180	557	959	2,084
Class R, Invesco Diversified Dividend Fund	Class R	129	403	697	1,534
Class Y, Invesco Diversified Dividend Fund	Class Y	79	246	428	954
Investor Class, Invesco Diversified Dividend Fund	Investor Class	95	296	515	1,143

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in dividend-paying equity securities.

The Fund may invest up to 20% of its total assets in master limited partnerships or in investment-grade debt securities of U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the portfolio managers seek to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year investment horizon. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.

The portfolio managers consider whether to sell a particular security when any of these factors materially change.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Master Limited Partnership (MLP) Risk. A MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 17.60% Worst Quarter (ended December 31, 2008): -19.87%
Average Annual Total Returns - Invesco Diversified Dividend Fund (Class A, B, C, R, Y and Investor) Invesco Diversified Dividend Fund	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		Since Inception
Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor Class A, Invesco Diversified Dividend Fund		Class A:	Before Taxes	Dec 31, 2001		8.81%		2.80%		4.77%
Before Taxes Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor Class B, Invesco Diversified Dividend Fund		Class B:		Dec 31, 2001		9.22%		2.88%		4.80%
Before Taxes Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor Class C, Invesco Diversified Dividend Fund		Class C:		Dec 31, 2001		13.23%		3.24%		4.70%
Before Taxes Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor Class R, Invesco Diversified Dividend Fund		Class R:		Oct 25, 2005		15.00%	[1]	3.78%	[1]	5.24%	[1]
Before Taxes Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor Class Y, Invesco Diversified Dividend Fund		Class Y:		Oct 3, 2008		15.47%	[2]	4.12%	[2]	5.51%	[2]
Before Taxes Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor Investor Class, Invesco Diversified Dividend Fund		Investor Class:		Jul 15, 2005		15.20%	[2]	4.07%	[2]	5.48%	[2]
After Taxes on Distributions Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor Class A, Invesco Diversified Dividend Fund		Class A:	After Taxes on Distributions	Dec 31, 2001		8.48%		2.18%		4.27%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor Class A, Invesco Diversified Dividend Fund		Class A:	Return After Taxes on Distributions and Sale of Fund Shares	Dec 31, 2001		6.13%		2.36%		4.07%
S&P 500 Index Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor			S&P 500® Index	Dec 31, 2001	(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		3.01%
Russell 1000 Index Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor			Russell 1000® Index	Dec 31, 2001	(reflects no deductions for fees, expenses or taxes)	16.10%		2.59%		3.55%
Lipper Large-Cap Core Funds Index Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor			Lipper Large-Cap Core Funds Index	Dec 31, 2001		12.77%		1.91%		2.39%
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[2]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor
Fund Summary Invesco Large Cap Basic Value Fund
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Large Cap Basic Value Fund (Class A, B, C, R, Y and Investor) Invesco Large Cap Basic Value Fund Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor	Class A, Invesco Large Cap Basic Value Fund	Class B, Invesco Large Cap Basic Value Fund	Class C, Invesco Large Cap Basic Value Fund	Class R, Invesco Large Cap Basic Value Fund	Class Y, Invesco Large Cap Basic Value Fund	Investor Class, Invesco Large Cap Basic Value Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y	Class: Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Large Cap Basic Value Fund (Class A, B, C, R, Y and Investor) Invesco Large Cap Basic Value Fund Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor
	Class A, Invesco Large Cap Basic Value Fund	Class B, Invesco Large Cap Basic Value Fund	Class C, Invesco Large Cap Basic Value Fund	Class R, Invesco Large Cap Basic Value Fund	Class Y, Invesco Large Cap Basic Value Fund	Investor Class, Invesco Large Cap Basic Value Fund
Operating Expenses Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y	Class: Investor
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	0.25%
Other Expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses	1.45%	2.20%	2.20%	1.70%	1.20%	1.45%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Large Cap Basic Value Fund (Class A, B, C, R, Y and Investor) Invesco Large Cap Basic Value Fund Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Large Cap Basic Value Fund	Class A	689	983	1,299	2,190
Class B, Invesco Large Cap Basic Value Fund	Class B	723	988	1,380	2,344
Class C, Invesco Large Cap Basic Value Fund	Class C	323	688	1,180	2,534
Class R, Invesco Large Cap Basic Value Fund	Class R	173	536	923	2,009
Class Y, Invesco Large Cap Basic Value Fund	Class Y	122	381	660	1,455
Investor Class, Invesco Large Cap Basic Value Fund	Investor Class	148	459	792	1,735

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Large Cap Basic Value Fund (Class A, B, C, R, Y and Investor) Invesco Large Cap Basic Value Fund Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor (USD  $)
	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Large Cap Basic Value Fund	Class A	689	983	1,299	2,190
Class B, Invesco Large Cap Basic Value Fund	Class B	223	688	1,180	2,344
Class C, Invesco Large Cap Basic Value Fund	Class C	223	688	1,180	2,534
Class R, Invesco Large Cap Basic Value Fund	Class R	173	536	923	2,009
Class Y, Invesco Large Cap Basic Value Fund	Class Y	122	381	660	1,455
Investor Class, Invesco Large Cap Basic Value Fund	Investor Class	148	459	792	1,735

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund emphasizes a value style of investing seeking well-established, undervalued companies believed by the Adviser to possess the potential for capital growth. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth potential of such securities materially change.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 28.24% Worst Quarter (ended December 31, 2008): -30.51
Average Annual Total Returns - Invesco Large Cap Basic Value Fund (Class A, B, C, R, Y and Investor) Invesco Large Cap Basic Value Fund	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years
Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor Class A, Invesco Large Cap Basic Value Fund		Class A:	Before Taxes	Jun 30, 1999		2.58%		(4.06%)		(0.33%)
Before Taxes Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor Class B, Invesco Large Cap Basic Value Fund		Class B:		Aug 1, 2000		2.84%		(4.04%)		(0.34%)
Before Taxes Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor Class C, Invesco Large Cap Basic Value Fund		Class C:		Aug 1, 2000		6.73%		(3.72%)		(0.48%)
Before Taxes Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor Class R, Invesco Large Cap Basic Value Fund		Class R:		Jun 3, 2002		8.34%	[1]	(3.23%)	[1]	0.01%	[1]
Before Taxes Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor Class Y, Invesco Large Cap Basic Value Fund		Class Y:		Oct 3, 2008		8.83%	[2]	(2.86%)	[2]	0.29%	[2]
Before Taxes Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor Investor Class, Invesco Large Cap Basic Value Fund		Investor Class:		Sep 30, 2003		8.53%	[2]	(2.98%)	[2]	0.25%	[2]
After Taxes on Distributions Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor Class A, Invesco Large Cap Basic Value Fund		Class A:	After Taxes on Distributions	Jun 30, 1999		2.46%		(4.54%)		(0.58%)
Return After Taxes on Distributions and Sale of Fund Shares Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor Class A, Invesco Large Cap Basic Value Fund		Class A:	Return After Taxes on Distributions and Sale of Fund Shares	Jun 30, 1999		1.84%		(3.32%)		(0.24%)
S&P 500 Index Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor			S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		1.42%
Russell 1000 Value Index Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor			Russell 1000® Value Index		(reflects no deductions for fees, expenses or taxes)	15.51%		1.28%		3.26%
Lipper Large-Cap Value Funds Index Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor			Lipper Large-Cap Value Funds Index			13.02%		1.52%		1.89%
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[2]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor
Fund Summary Invesco Large Cap Growth Fund
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Large Cap Growth Fund (Class A, B, C, R, Y and Investor) Invesco Large Cap Growth Fund Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor	Class A, Invesco Large Cap Growth Fund	Class B, Invesco Large Cap Growth Fund	Class C, Invesco Large Cap Growth Fund	Class R, Invesco Large Cap Growth Fund	Class Y, Invesco Large Cap Growth Fund	Investor Class, Invesco Large Cap Growth Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y	Class: Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Large Cap Growth Fund (Class A, B, C, R, Y and Investor) Invesco Large Cap Growth Fund Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor	Class A, Invesco Large Cap Growth Fund	Class B, Invesco Large Cap Growth Fund	Class C, Invesco Large Cap Growth Fund	Class R, Invesco Large Cap Growth Fund	Class Y, Invesco Large Cap Growth Fund	Investor Class, Invesco Large Cap Growth Fund
Operating Expenses Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y	Class: Investor
Management Fees	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	0.17%
Other Expenses	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.42%	2.17%	2.17%	1.67%	1.17%	1.34%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Large Cap Growth Fund (Class A, B, C, R, Y and Investor) Invesco Large Cap Growth Fund Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Large Cap Growth Fund	Class A	687	975	1,284	2,158
Class B, Invesco Large Cap Growth Fund	Class B	720	979	1,364	2,313
Class C, Invesco Large Cap Growth Fund	Class C	320	679	1,164	2,503
Class R, Invesco Large Cap Growth Fund	Class R	170	526	907	1,976
Class Y, Invesco Large Cap Growth Fund	Class Y	119	372	644	1,420
Investor Class, Invesco Large Cap Growth Fund	Investor Class	136	425	734	1,613

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Large Cap Growth Fund (Class A, B, C, R, Y and Investor) Invesco Large Cap Growth Fund Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Large Cap Growth Fund	Class A	687	975	1,284	2,158
Class B, Invesco Large Cap Growth Fund	Class B	220	679	1,164	2,313
Class C, Invesco Large Cap Growth Fund	Class C	220	679	1,164	2,503
Class R, Invesco Large Cap Growth Fund	Class R	170	526	907	1,976
Class Y, Invesco Large Cap Growth Fund	Class Y	119	372	644	1,420
Investor Class, Invesco Large Cap Growth Fund	Investor Class	136	425	734	1,613

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests primarily in equity securities of issuers that are considered by the Fund’s portfolio managers to have strong earnings growth.

The Fund may also invest up to 25% of its total assets in foreign securities.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized issuer included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell 1000® Index range from  $231 million to  $372 billion.

The portfolio managers utilize a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the portfolio managers use a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The portfolio managers then closely examine company fundamentals including detailed modeling of all of a company’s financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The portfolio managers utilize a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The portfolio managers seek to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.

The portfolio managers consider whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended December 31, 2001): 15.11% Worst Quarter (ended March 31, 2001): -34.26%
Average Annual Total Returns - Invesco Large Cap Growth Fund (Class A, B, C, R, Y and Investor) Invesco Large Cap Growth Fund	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years
Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor Class A, Invesco Large Cap Basic Value Fund		Class A	Before Taxes	Mar 1, 1999		10.59%		1.35%		(2.75%)
Before Taxes Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor Class B, Invesco Large Cap Basic Value Fund		Class B		Apr 5, 1999		11.16%		1.35%		(2.75%)
Before Taxes Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor Class C, Invesco Large Cap Basic Value Fund		Class C		Apr 5, 1999		15.16%		1.73%		(2.90%)
Before Taxes Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor Class R, Invesco Large Cap Basic Value Fund		Class R		Jun 3, 2002		16.82%	[1]	2.24%	[1]	(2.40%)	[1]
Before Taxes Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor Class Y, Invesco Large Cap Basic Value Fund		Class Y		Oct 3, 2008		17.37%	[2]	2.58%	[2]	(2.16%)	[2]
Before Taxes Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor Investor Class, Invesco Large Cap Basic Value Fund		Investor Class		Sep 30, 2003		17.13%	[2]	2.56%	[2]	(2.12%)	[2]
After Taxes on Distributions Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor Class A, Invesco Large Cap Basic Value Fund		Class A	After Taxes on Distributions	Mar 1, 1999		10.59%		1.34%		(2.75%)
Return After Taxes on Distributions and Sale of Fund Shares Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor Class A, Invesco Large Cap Basic Value Fund		Class A	Return After Taxes on Distributions and Sale of Fund Shares	Mar 1, 1999		6.88%		1.15%		(2.29%)
S&P 500 Index Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor			S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		1.42%
Russell 1000 Growth Index Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor			Russell 1000® Growth Index		(reflects no deductions for fees, expenses or taxes)	16.71%		3.75%		0.02%
Lipper Large-Cap Growth Funds Index Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor			Lipper Large-Cap Growth Funds Index			15.13%		2.38%		(1.01%)
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[2]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y
Fund Summary Invesco Summit Fund
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Summit Fund (Class A, B, C, P and Y) Invesco Summit Fund Invesco Summit Fund - Class A, B, C, P and Y	Class A, Invesco Summit Fund	Class B, Invesco Summit Fund	Class C, Invesco Summit Fund	Class P, Invesco Summit Fund	Class Y, Invesco Sumit Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: P	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Summit Fund (Class A, B, C, P and Y) Invesco Summit Fund Invesco Summit Fund - Class A, B, C, P and Y	Class A, Invesco Summit Fund	Class B, Invesco Summit Fund	Class C, Invesco Summit Fund	Class P, Invesco Summit Fund	Class Y, Invesco Sumit Fund
Operating Expenses Column [Text]	Class: A	Class: B	Class: C	Class: P	Class: Y
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	none
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.10%	1.85%	1.85%	0.95%	0.85%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Summit Fund (Class A, B, C, P and Y) Invesco Summit Fund Invesco Summit Fund - Class A, B, C, P and Y (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Summit Fund	Class A	656	880	1,123	1,816
Class B, Invesco Summit Fund	Class B	688	882	1,201	1,973
Class C, Invesco Summit Fund	Class C	288	582	1,001	2,169
Class P, Invesco Summit Fund	Class P	97	303	525	1,166
Class Y, Invesco Sumit Fund	Class Y	87	271	471	1,049

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco Summit Fund (Class A, B, C, P and Y) Invesco Summit Fund Invesco Summit Fund - Class A, B, C, P and Y (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Summit Fund	Class A	656	880	1,123	1,816
Class B, Invesco Summit Fund	Class B	188	582	1,001	1,973
Class C, Invesco Summit Fund	Class C	188	582	1,001	2,169
Class P, Invesco Summit Fund	Class P	97	303	525	1,166
Class Y, Invesco Sumit Fund	Class Y	87	271	471	1,049

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of issuers of all market capitalizations.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations. The portfolio managers actively manage the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on a set growth, quality and valuation factors.

The fundamental analysis identifies and analyzes both industries and issuers with strong characteristics of revenue, earnings and cash flow growth. Valuation metrics are also incorporated in the analysis.

The portfolio managers look for key issuer-specific attributes including: market leadership position with the potential for additional growth; value added products or services with pricing power; sustainable growth in revenue, earnings and cash flow; potential to improve profitability and return on capital; and a strong balance sheet, appropriate financial leverage and a prudent use of capital.

The portfolio is constructed to minimize unnecessary risk by broadly diversifying the portfolio.

The portfolio managers consider selling a security if fundamental business prospects deteriorate, quantitative rank declines, the investment thesis deteriorates, or for a more attractive investment opportunity.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended December 31, 2001): 16.25% Worst Quarter (ended March 31, 2001): -30.33%
Average Annual Total Returns - Invesco Summit Fund (Class A, B, C, P and Y) Invesco Summit Fund	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years	Since Inception
Invesco Summit Fund - Class A, B, C, P and Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Summit Fund - Class A, B, C, P and Y Class A, Invesco Summit Fund		Class A:		Oct 31, 2005		8.10%		0.56%			1.65%
Before Taxes Invesco Summit Fund - Class A, B, C, P and Y Class B, Invesco Summit Fund		Class B:		Oct 31, 2005		8.61%		0.60%			1.84%
Before Taxes Invesco Summit Fund - Class A, B, C, P and Y Class C, Invesco Summit Fund		Class C:		Oct 31, 2005		12.52%		0.92%			1.98%
Before Taxes Invesco Summit Fund - Class A, B, C, P and Y Class P, Invesco Summit Fund		Class P:	Before Taxes	Nov 1, 1982		14.59%		1.86%		(1.61%)
Before Taxes Invesco Summit Fund - Class A, B, C, P and Y Class Y, Invesco Sumit Fund		Class Y:		Oct 3, 2008		14.66%	[1]	1.81%	[1]		2.87%	[1]
After Taxes on Distributions Invesco Summit Fund - Class A, B, C, P and Y Class P, Invesco Summit Fund		Class P:	After Taxes on Distributions	Nov 1, 1982		14.56%		1.54%		(1.77%)
Return After Taxes on Distributions and Sale of Fund Shares Invesco Summit Fund - Class A, B, C, P and Y Class P, Invesco Summit Fund		Class P:	Return After Taxes on Distributions and Sale of Fund Shares	Nov 1, 1982		9.52%		1.54%		(1.38%)
S&P 500 Index Invesco Summit Fund - Class A, B, C, P and Y			S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		1.42%
Russell 1000 Growth Index Invesco Summit Fund - Class A, B, C, P and Y			Russell 1000® Growth Index		(reflects no deductions for fees, expenses or taxes)	16.71%		3.75%		0.02%
Lipper Multi-Cap Growth Funds Index Invesco Summit Fund - Class A, B, C, P and Y			Lipper Multi-Cap Growth Funds Index			20.39%		3.50%		0.25%
[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class P shares only and after-tax returns for other classes will vary.

Invesco Charter Fund | Invesco Funds - Class S
Fund Summaries INVESCO CHARTER FUND
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Charter Fund (Class S)	Invesco Charter Fund Invesco Funds - Class S Class S, Invesco Charter Fund
Shareholder Fees Column [Text]	Class: S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Charter Fund (Class S)		Invesco Charter Fund Invesco Funds - Class S Class S, Invesco Charter Fund
Operating Expenses Column [Text]		Class: S
Management Fees		0.63%
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.30%
Total Annual Fund Operating Expenses		1.08%
Fee Waiver and/or Expense Reimbursement	[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.07%
[1]	Through December 31, 2012, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $150 million) to 0.52% (for average net assets over $10 billion). Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Charter Fund (Class S) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Charter Fund Invesco Funds - Class S Class S, Invesco Charter Fund	Class S	109	341	593	1,315

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests primarily in equity securities.

The Fund may invest up to 25% of its total assets in foreign securities, which includes debt and equity securities.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. The portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended December 31, 2010): 8.59% Worst Quarter (ended June 30, 2010): -11.68%
Average Annual Total Returns - Invesco Charter Fund (Class S) Invesco Charter Fund	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years
Invesco Funds - Class S	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Class S Class S, Invesco Charter Fund		Class S:	Before Taxes	Sep 25, 2009		8.23%	[1]	4.89%	[1]	1.48%	[1]
After Taxes on Distributions Invesco Funds - Class S Class S, Invesco Charter Fund		Class S:	After Taxes on Distributions	Sep 25, 2009		8.14%	[1]	4.75%	[1]	1.38%	[1]
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Class S Class S, Invesco Charter Fund		Class S:	Return After Taxes on Distributions and Sale of Fund Shares	Sep 25, 2009		5.45%	[1]	4.20%	[1]	1.25%	[1]
S&P 500 Index Invesco Funds - Class S			S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		1.42%
Russell 1000 Index Invesco Funds - Class S			Russell 1000® Index		(reflects no deductions for fees, expenses or taxes)	16.10%		2.59%		1.83%
Lipper Large-Cap Core Funds Index Invesco Funds - Class S			Lipper Large-Cap Core Funds Index			12.77%		1.91%		0.76%
[1]	Class S shares' performance shown prior to the inception date is that of Clas A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers. The inception date of the Fund's Class A shares is November 26, 1968.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and after-tax returns for other classes will vary.

Invesco Summit Fund | Invesco Funds - Class S
Fund Summaries INVESCO SUMMIT FUND
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Summit Fund (Class S)	Invesco Summit Fund Invesco Funds - Class S Class S, Invesco Summit Fund
Shareholder Fees Column [Text]	Class: S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Summit Fund (Class S)	Invesco Summit Fund Invesco Funds - Class S Class S, Invesco Summit Fund
Operating Expenses Column [Text]	Class: S
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.00%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Summit Fund (Class S) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Summit Fund Invesco Funds - Class S Class S, Invesco Summit Fund	Class S	102	318	552	1,225

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of issuers of all market capitalizations.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations. The portfolio managers actively manage the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on a set growth, quality and valuation factors.

The fundamental analysis identifies and analyzes both industries and issuers with strong characteristics of revenue, earnings and cash flow growth. Valuation metrics are also incorporated in the analysis.

The portfolio managers look for key issuer-specific attributes including: market leadership position with the potential for additional growth; value added products or services with pricing power; sustainable growth in revenue, earnings and cash flow; potential to improve profitability and return on capital; and a strong balance sheet, appropriate financial leverage and a prudent use of capital.

The portfolio is constructed to minimize unnecessary risk by broadly diversifying the portfolio.

The portfolio managers consider selling a security if fundamental business prospects deteriorate, quantitative rank declines, the investment thesis deteriorates, or for a more attractive investment opportunity.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended September 30, 2010): 11.72% Worst Quarter (ended June 30, 2010): -11.82%
Average Annual Total Returns - Invesco Summit Fund (Class S) Invesco Summit Fund	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		Since Inception
Invesco Funds - Class S	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Class S Class S, Invesco Summit Fund		Class S:	Before Taxes	Sep 25, 2009		14.51%	[1]	1.75%	[1]	2.81%	[1]
After Taxes on Distributions Invesco Funds - Class S Class S, Invesco Summit Fund		Class S:	After Taxes on Distributions	Sep 25, 2009		14.49%	[1]	1.43%	[1]	2.49%	[1]
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Class S Class S, Invesco Summit Fund		Class S:	Return After Taxes on Distributions and Sale of Fund Shares	Sep 25, 2009		9.46%	[1]	1.44%	[1]	2.35%	[1]
S&P 500 Index Invesco Funds - Class S			S&P 500® Index	Oct 31, 2005	(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		2.96%
Russell 1000 Growth Index Invesco Funds - Class S			Russell 1000® Growth Index	Oct 31, 2005	(reflects no deductions for fees, expenses or taxes)	16.71%		3.75%		4.42%
Lipper Multi-Cap Growth Funds Index Invesco Funds - Class S			Lipper Multi-Cap Growth Funds Index	Oct 31, 2005		20.39%		3.50%		4.52%
[1]	Class S shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers. The inception date of the Fund's Class A shares is October 31, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and after-tax returns for other classes will vary.

Invesco Capital Development Fund | Invesco Funds - Institutional Class
Fund Summaries INVESCO CAPITAL DEVELOPMENT FUND
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Capital Development Fund (Class Institutional)	Invesco Capital Development Fund Invesco Funds - Institutional Class Institutional Class, Invesco Capital Development Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Capital Development Fund (Class Institutional)	Invesco Capital Development Fund Invesco Funds - Institutional Class Institutional Class, Invesco Capital Development Fund
Operating Expenses Column [Text]	Class: Institutional
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.84%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Capital Development Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Capital Development Fund Invesco Funds - Institutional Class Institutional Class, Invesco Capital Development Fund	Institutional Class	86	268	466	1,037

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of mid-capitalization issuers.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers actively manage the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on: (1) fundamentals; (2) valuation; and (3) timeliness. The fundamental analysis identifies both industries and mid-capitalization issuers that, in the portfolio manager’s view, have high growth potential and are also favorably priced relative to the growth expectations for that issuer.

The portfolio managers base their selection of securities on an analysis of individual issuers. The investment process employs fundamental research and management interviews, normally, to identify securities of issuers believed to have large potential markets, cash-generating business models, improving balance sheets and solid management teams; and a variety of valuation techniques to determine target buy and sell prices as well as a security’s valuation upside and downside potential. The resulting portfolio contains, in the portfolio managers’ opinion, consistent growth issuers and earnings-acceleration issuers.

The portfolio managers consider selling or reducing the Fund’s holdings in a security if: (1) it no longer meets their investment criteria; (2) an issuer’s fundamentals deteriorate; (3) a security’s price reaches its valuation target; (4) an issuer is no longer considered a mid-capitalization issuer; and/or (5) a more attractive investment option is identified.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended September 30, 2009): 19.84% Worst Quarter (ended December 31, 2008): -28.06%
Average Annual Total Returns - Invesco Capital Development Fund (Class Institutional) Invesco Capital Development Fund	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Institutional Class, Invesco Capital Development Fund		Institutional Class:	Before Taxes	Mar 15, 2002		19.63%	3.33%	5.10%
After Taxes on Distributions Invesco Funds - Institutional Class Institutional Class, Invesco Capital Development Fund		Institutional Class:	After Taxes on Distributions	Mar 15, 2002		19.63%	2.58%	4.25%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Institutional Class, Invesco Capital Development Fund		Institutional Class:	Return After Taxes on Distributions and Sale of Fund Shares	Mar 15, 2002		12.76%	2.72%	4.28%
S&P 500 Index Invesco Funds - Institutional Class			S&P 500® Index	Feb 28, 2002	(reflects no deductions for fees, expenses or taxes)	15.08%	2.29%	3.47%
Russell Midcap Growth Index Invesco Funds - Institutional Class			Russell Midcap® Growth Index	Feb 28, 2002	(reflects no deductions for fees, expenses or taxes)	26.38%	4.88%	7.31%
Lipper Mid-Cap Growth Funds Index Invesco Funds - Institutional Class			Lipper Mid-Cap Growth Funds Index	Feb 28, 2002		25.66%	6.22%	6.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Invesco Charter Fund | Invesco Funds - Institutional Class
Fund Summaries INVESCO CHARTER FUND
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Charter Fund (Class Institutional)	Invesco Charter Fund Invesco Funds - Institutional Class Institutional Class, Invesco Charter Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Charter Fund (Class Institutional)		Invesco Charter Fund Invesco Funds - Institutional Class Institutional Class, Invesco Charter Fund
Operating Expenses Column [Text]		Class: Institutional
Management Fees		0.63%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.12%
Total Annual Fund Operating Expenses		0.75%
Fee Waiver and/or Expense Reimbursement	[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.74%
[1]	Through December 31, 2012, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $150 million) to 0.52% (for average net assets over $10 billion). Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Charter Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Charter Fund Invesco Funds - Institutional Class Institutional Class, Invesco Charter Fund	Institutional Class	76	238	415	928

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests primarily in equity securities.

The Fund may invest up to 25% of its total assets in foreign securities, which includes debt and equity securities.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. The portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 16.62% Worst Quarter (ended September 30, 2001): -21.63%
Average Annual Total Returns - Invesco Charter Fund (Class Institutional) Invesco Charter Fund	Caption	Column	Label	Inception Date	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Institutional Class, Invesco Charter Fund		Institutional Class:	Before Taxes	Jul 30, 1991		8.60%	5.34%	1.94%
After Taxes on Distributions Invesco Funds - Institutional Class Institutional Class, Invesco Charter Fund		Institutional Class:	After Taxes on Distributions	Jul 30, 1991		8.45%	5.13%	1.79%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Institutional Class, Invesco Charter Fund		Institutional Class:	Return After Taxes on Distributions and Sale of Fund Shares	Jul 30, 1991		5.76%	4.58%	1.65%
S&P 500 Index Invesco Funds - Institutional Class			S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.08%	2.29%	1.42%
Russell 1000 Index Invesco Funds - Institutional Class			Russell 1000® Index		(reflects no deductions for fees, expenses or taxes)	16.10%	2.59%	1.83%
Lipper Large-Cap Core Funds Index Invesco Funds - Institutional Class			Lipper Large-Cap Core Funds Index			12.77%	1.91%	0.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Invesco Constellation Fund | Invesco Funds - Institutional Class
Fund Summaries INVESCO CONSTELLATION FUND
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Constellation Fund (Class Institutional)	Invesco Constellation Fund Invesco Funds - Institutional Class Institutional Class, Invesco Constellation Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Constellation Fund (Class Institutional)		Invesco Constellation Fund Invesco Funds - Institutional Class Institutional Class, Invesco Constellation Fund
Operating Expenses Column [Text]		Class: Institutional
Management Fees		0.63%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.78%
Fee Waiver and/or Expense Reimbursement	[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.77%
[1]	Through December 31, 2012, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Constellation Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Constellation Fund Invesco Funds - Institutional Class Institutional Class, Invesco Constellation Fund	Institutional Class	79	247	431	964

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of issuers of all market capitalizations.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.

The portfolio managers actively manage the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on a set of growth, quality and valuation factors.

The fundamental analysis identifies and analyzes both industries and issuers with strong characteristics of revenue, earnings and cash flow growth. Valuation metrics are also incorporated in the analysis.

The portfolio managers look for key issuer-specific attributes including: market leadership position with the potential for additional growth; value added products or services with pricing power; sustainable growth in revenue, earnings and cash flow; potential to improve profitability and return on capital; and a strong balance sheet, appropriate financial leverage and a prudent use of capital.

The portfolio managers consider selling a security if fundamental business prospects deteriorate, quantitative rank declines, the investment thesis deteriorates, or for a more attractive investment opportunity.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended December 31, 2001): 18.58% Worst Quarter (ended September 30, 2001): -23.20%
Average Annual Total Returns - Invesco Constellation Fund (Class Institutional) Invesco Constellation Fund	Caption	Column	Label	Inception Date	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Institutional Class, Invesco Constellation Fund		Institutional Class:	Before Taxes	Apr 8, 1992		15.75%	(0.64%)	(1.60%)
After Taxes on Distributions Invesco Funds - Institutional Class Institutional Class, Invesco Constellation Fund		Institutional Class:	After Taxes on Distributions	Apr 8, 1992		15.75%	(0.67%)	(1.61%)
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Institutional Class, Invesco Constellation Fund		Institutional Class:	Return After Taxes on Distributions and Sale of Fund Shares	Apr 8, 1992		10.24%	(0.55%)	(1.35%)
S&P 500 Index Invesco Funds - Institutional Class			S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.08%	2.29%	1.42%
Russell 1000 Growth Index Invesco Funds - Institutional Class			Russell 1000® Growth Index		(reflects no deductions for fees, expenses or taxes)	16.71%	3.75%	0.02%
Lipper Multi-Cap Growth Funds Index Invesco Funds - Institutional Class			Lipper Multi-Cap Growth Funds Index			20.39%	3.50%	0.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Invesco Diversified Dividend Fund | Invesco Funds - Institutional Class
Fund Summaries INVESCO DIVERSIFIED DIVIDEND FUND
Investment Objective
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Diversified Dividend Fund (Class Institutional)	Invesco Diversified Dividend Fund Invesco Funds - Institutional Class Institutional Class, Invesco Diversified Dividend Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Diversified Dividend Fund (Class Institutional)	Invesco Diversified Dividend Fund Invesco Funds - Institutional Class Institutional Class, Invesco Diversified Dividend Fund
Operating Expenses Column [Text]	Class: Institutional
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.65%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Diversified Dividend Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Diversified Dividend Fund Invesco Funds - Institutional Class Institutional Class, Invesco Diversified Dividend Fund	Institutional Class	66	208	362	810

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in dividend-paying equity securities.

The Fund may invest up to 20% of its total assets in master limited partnerships or in investment-grade debt securities of U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the portfolio managers seek to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year investment horizon. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.

The portfolio managers consider whether to sell a particular security when any of these factors materially change.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Master Limited Partnership (MLP) Risk. A MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 17.76% Worst Quarter (ended December 31, 2008): -19.81%
Average Annual Total Returns - Invesco Diversified Dividend Fund (Class Institutional) Invesco Diversified Dividend Fund	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		Since Inception
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Institutional Class, Invesco Diversified Dividend Fund		Institutional Class:	Before Taxes	Oct 25, 2005		15.63%	[1]	4.35%	[1]	5.65%	[1]
After Taxes on Distributions Invesco Funds - Institutional Class Institutional Class, Invesco Diversified Dividend Fund		Institutional Class:	After Taxes on Distributions	Oct 25, 2005		15.22%	[1]	3.66%	[1]	5.11%	[1]
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Institutional Class, Invesco Diversified Dividend Fund		Institutional Class:	Return After Taxes on Distributions and Sale of Fund Shares	Oct 25, 2005		10.66%	[1]	3.69%	[1]	4.85%	[1]
S&P 500 Index Invesco Funds - Institutional Class			S&P 500® Index	Dec 31, 2001	(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		3.01%
Russell 1000 Index Invesco Funds - Institutional Class			Russell 1000® Index	Dec 31, 2001	(reflects no deductions for fees, expenses or taxes)	16.10%		2.59%		3.55%
Lipper Large-Cap Core Funds Index Invesco Funds - Institutional Class			Lipper Large-Cap Core Funds Index	Dec 31, 2001		12.77%		1.91%		2.39%
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Class A shares is December 31, 2001.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Invesco Large Cap Basic Value Fund | Invesco Funds - Institutional Class
Fund Summaries INVESCO LARGE CAP BASIC VALUE FUND
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Large Cap Basic Value Fund (Class Institutional)	Invesco Large Cap Basic Value Fund Invesco Funds - Institutional Class Institutional Class, Invesco Large Cap Basic Value Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Large Cap Basic Value Fund (Class Institutional)	Invesco Large Cap Basic Value Fund Invesco Funds - Institutional Class Institutional Class, Invesco Large Cap Basic Value Fund
Operating Expenses Column [Text]	Class: Institutional
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.76%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Large Cap Basic Value Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Large Cap Basic Value Fund Invesco Funds - Institutional Class Institutional Class, Invesco Large Cap Basic Value Fund	Institutional Class	78	243	422	942

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund emphasizes a value style of investing seeking well-established, undervalued companies believed by the Adviser to possess the potential for capital growth. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth potential of such securities materially change.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 28.36% Worst Quarter (ended December 31, 2008): -30.52%
Average Annual Total Returns - Invesco Large Cap Basic Value Fund (Class Institutional) Invesco Large Cap Basic Value Fund	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Institutional Class, Invesco Large Cap Basic Value Fund		Institutional Class:	Before Taxes	Apr 30, 2004		9.33%	[1]	(2.45%)	[1]	0.59%	[1]
After Taxes on Distributions Invesco Funds - Institutional Class Institutional Class, Invesco Large Cap Basic Value Fund		Institutional Class:	After Taxes on Distributions	Apr 30, 2004		9.08%	[1]	(3.04%)	[1]	0.29%	[1]
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Institutional Class, Invesco Large Cap Basic Value Fund		Institutional Class:	Return After Taxes on Distributions and Sale of Fund Shares	Apr 30, 2004		6.39%	[1]	(1.99%)	[1]	0.55%	[1]
S&P 500 Index Invesco Funds - Institutional Class			S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		1.42%
Russell 1000 Value Index Invesco Funds - Institutional Class			Russell 1000® Value Index		(reflects no deductions for fees, expenses or taxes)	15.51%		1.28%		3.26%
Lipper Large-Cap Value Funds Index Invesco Funds - Institutional Class			Lipper Large-Cap Value Funds Index			13.02%		1.52%		1.89%
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Invesco Large Cap Growth Fund | Invesco Funds - Institutional Class
Fund Summaries INVESCO LARGE CAP GROWTH FUND
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Large Cap Growth Fund (Class Institutional)	Invesco Large Cap Growth Fund Invesco Funds - Institutional Class Institutional Class, Invesco Large Cap Growth Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Large Cap Growth Fund (Class Institutional)	Invesco Large Cap Growth Fund Invesco Funds - Institutional Class Institutional Class, Invesco Large Cap Growth Fund
Operating Expenses Column [Text]	Class: Institutional
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.76%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Large Cap Growth Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Large Cap Growth Fund Invesco Funds - Institutional Class Institutional Class, Invesco Large Cap Growth Fund	Institutional Class	78	243	422	942

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests primarily in equity securities of issuers that are considered by the Fund’s portfolio managers to have strong earnings growth.

The Fund may also invest up to 25% of its total assets in foreign securities.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized issuer included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell 1000® Index range from  $231 million to  $372 billion.

The portfolio managers utilize a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the portfolio managers use a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The portfolio managers then closely examine company fundamentals including detailed modeling of all of a company’s financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The portfolio managers utilize a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The portfolio managers seek to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.

The portfolio managers consider whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended December 31, 2010): 13.52% Worst Quarter (ended December 31, 2008): -19.16%
Average Annual Total Returns - Invesco Large Cap Growth Fund (Class Institutional) Invesco Large Cap Growth Fund	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Institutional Class, Invesco Large Cap Growth Fund		Institutional Class:	Before Taxes	Apr 30, 2004		17.82%	[1]	3.13%	[1]	(1.81%)	[1]
After Taxes on Distributions Invesco Funds - Institutional Class Institutional Class, Invesco Large Cap Growth Fund		Institutional Class:	After Taxes on Distributions	Apr 30, 2004		17.82%	[1]	3.10%	[1]	(1.82%)	[1]
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Institutional Class, Invesco Large Cap Growth Fund		Institutional Class:	Return After Taxes on Distributions and Sale of Fund Shares	Apr 30, 2004		11.58%	[1]	2.68%	[1]	(1.52%)	[1]
S&P 500 Index Invesco Funds - Institutional Class			S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		1.42%
Russell 1000 Growth Index Invesco Funds - Institutional Class			Russell 1000® Growth Index		(reflects no deductions for fees, expenses or taxes)	16.71%		3.75%		0.02%
Lipper Large-Cap Growth Funds Index Invesco Funds - Institutional Class			Lipper Large-Cap Growth Funds Index			15.13%		2.38%		(1.01%)
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Invesco Summit Fund | Invesco Funds - Institutional Class
Fund Summaries INVESCO SUMMIT FUND
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Summit Fund (Class Institutional)	Invesco Summit Fund Invesco Funds - Institutional Class Institutional Class, Invesco Summit Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Summit Fund (Class Institutional)	Invesco Summit Fund Invesco Funds - Institutional Class Institutional Class, Invesco Summit Fund
Operating Expenses Column [Text]	Class: Institutional
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.69%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Summit Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Summit Fund Invesco Funds - Institutional Class Institutional Class, Invesco Summit Fund	Institutional Class	70	221	384	859

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of issuers of all market capitalizations.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations. The portfolio managers actively manage the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on a set growth, quality and valuation factors.

The fundamental analysis identifies and analyzes both industries and issuers with strong characteristics of revenue, earnings and cash flow growth. Valuation metrics are also incorporated in the analysis.

The portfolio managers look for key issuer-specific attributes including: market leadership position with the potential for additional growth; value added products or services with pricing power; sustainable growth in revenue, earnings and cash flow; potential to improve profitability and return on capital; and a strong balance sheet, appropriate financial leverage and a prudent use of capital.

The portfolio is constructed to minimize unnecessary risk by broadly diversifying the portfolio.

The portfolio managers consider selling a security if fundamental business prospects deteriorate, quantitative rank declines, the investment thesis deteriorates, or for a more attractive investment opportunity.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended September 30, 2010): 11.81% Worst Quarter (ended June 30, 2010): -11.81%
Average Annual Total Returns - Invesco Summit Fund (Class Institutional) Invesco Summit Fund	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		Since Inception
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Institutional Class, Invesco Summit Fund		Institutional Class:	Before Taxes	Oct 3, 2008		14.93%	[1]	1.90%	[1]	2.95%	[1]
After Taxes on Distributions Invesco Funds - Institutional Class Institutional Class, Invesco Summit Fund		Institutional Class:	After Taxes on Distributions	Oct 3, 2008		14.86%	[1]	1.56%	[1]	2.61%	[1]
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Institutional Class, Invesco Summit Fund		Institutional Class:	Return After Taxes on Distributions and Sale of Fund Shares	Oct 3, 2008		9.79%	[1]	1.56%	[1]	2.47%	[1]
S&P 500 Index Invesco Funds - Institutional Class			S&P 500® Index	Oct 31, 2005	(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		2.96%
Russell 1000 Growth Index Invesco Funds - Institutional Class			Russell 1000® Growth Index	Oct 31, 2005	(reflects no deductions for fees, expenses or taxes)	16.71%		3.75%		4.42%
Lipper Multi-Cap Growth Funds Index Invesco Funds - Institutional Class			Lipper Multi-Cap Growth Funds Index	Oct 31, 2005		20.39%		3.50%		4.52%
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Class A shares is October 31, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	AIM EQUITY FUNDS (INVESCO EQUITY FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000105377
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Invesco Capital Development Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts	aimef105377_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of mid-capitalization issuers.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers actively manage the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on: (1) fundamentals; (2) valuation; and (3) timeliness. The fundamental analysis identifies both industries and mid-capitalization issuers that, in the portfolio manager’s view, have high growth potential and are also favorably priced relative to the growth expectations for that issuer.

The portfolio managers base their selection of securities on an analysis of individual issuers. The investment process employs fundamental research and management interviews, normally, to identify securities of issuers believed to have large potential markets, cash-generating business models, improving balance sheets and solid management teams; and a variety of valuation techniques to determine target buy and sell prices as well as a security’s valuation upside and downside potential. The resulting portfolio contains, in the portfolio managers’ opinion, consistent growth issuers and earnings-acceleration issuers.

The portfolio managers consider selling or reducing the Fund’s holdings in a security if: (1) it no longer meets their investment criteria; (2) an issuer’s fundamentals deteriorate; (3) a security’s price reaches its valuation target; (4) an issuer is no longer considered a mid-capitalization issuer; and/or (5) a more attractive investment option is identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities of mid-capitalization issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	(8.65%)
'02	rr_AnnualReturn2002	(21.71%)
'03	rr_AnnualReturn2003	35.26%
'04	rr_AnnualReturn2004	15.44%
'05	rr_AnnualReturn2005	9.57%
'06	rr_AnnualReturn2006	16.25%
'07	rr_AnnualReturn2007	10.69%
'08	rr_AnnualReturn2008	(47.08%)
'09	rr_AnnualReturn2009	41.81%
'10	rr_AnnualReturn2010	19.10%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2009): 19.67% Worst Quarter (ended December 31, 2008): -28.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.13%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Class A, Invesco Capital Development Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	676
3 Years	rr_ExpenseExampleYear03	942
5 Years	rr_ExpenseExampleYear05	1,229
10 Years	rr_ExpenseExampleYear10	2,042
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	676
3 Years	rr_ExpenseExampleNoRedemptionYear03	942
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,229
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Class B, Invesco Capital Development Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	709
3 Years	rr_ExpenseExampleYear03	946
5 Years	rr_ExpenseExampleYear05	1,308
10 Years	rr_ExpenseExampleYear10	2,197
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	209
3 Years	rr_ExpenseExampleNoRedemptionYear03	646
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,197
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Class C, Invesco Capital Development Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	309
3 Years	rr_ExpenseExampleYear03	646
5 Years	rr_ExpenseExampleYear05	1,108
10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	209
3 Years	rr_ExpenseExampleNoRedemptionYear03	646
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Class R, Invesco Capital Development Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	159
3 Years	rr_ExpenseExampleNoRedemptionYear03	493
5 Years	rr_ExpenseExampleNoRedemptionYear05	850
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,856
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Class Y, Invesco Capital Development Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	108
3 Years	rr_ExpenseExampleNoRedemptionYear03	337
5 Years	rr_ExpenseExampleNoRedemptionYear05	585
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,294
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Investor Class, Invesco Capital Development Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Investor
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Investor Class
1 Year	rr_ExpenseExampleNoRedemptionYear01	133
3 Years	rr_ExpenseExampleNoRedemptionYear03	415
5 Years	rr_ExpenseExampleNoRedemptionYear05	718
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,579
Invesco Capital Development Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries INVESCO CAPITAL DEVELOPMENT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of mid-capitalization issuers.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers actively manage the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on: (1) fundamentals; (2) valuation; and (3) timeliness. The fundamental analysis identifies both industries and mid-capitalization issuers that, in the portfolio manager’s view, have high growth potential and are also favorably priced relative to the growth expectations for that issuer.

The portfolio managers base their selection of securities on an analysis of individual issuers. The investment process employs fundamental research and management interviews, normally, to identify securities of issuers believed to have large potential markets, cash-generating business models, improving balance sheets and solid management teams; and a variety of valuation techniques to determine target buy and sell prices as well as a security’s valuation upside and downside potential. The resulting portfolio contains, in the portfolio managers’ opinion, consistent growth issuers and earnings-acceleration issuers.

The portfolio managers consider selling or reducing the Fund’s holdings in a security if: (1) it no longer meets their investment criteria; (2) an issuer’s fundamentals deteriorate; (3) a security’s price reaches its valuation target; (4) an issuer is no longer considered a mid-capitalization issuer; and/or (5) a more attractive investment option is identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities of mid-capitalization issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2009): 19.84% Worst Quarter (ended December 31, 2008): -28.06%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Capital Development Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco Capital Development Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Total Returns	rr_BarChartTableAbstract
'03	rr_AnnualReturn2003	36.09%
'04	rr_AnnualReturn2004	16.08%
'05	rr_AnnualReturn2005	10.11%
'06	rr_AnnualReturn2006	16.84%
'07	rr_AnnualReturn2007	11.17%
'08	rr_AnnualReturn2008	(46.84%)
'09	rr_AnnualReturn2009	42.63%
'10	rr_AnnualReturn2010	19.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.06%)
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class A, Invesco Capital Development Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Jun 17, 1996
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	2.89%
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class B, Invesco Capital Development Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Oct 1, 1996
1 Year	rr_AverageAnnualReturnYear01	13.21%
5 Years	rr_AverageAnnualReturnYear05	1.74%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class C, Invesco Capital Development Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Aug 4, 1997
1 Year	rr_AverageAnnualReturnYear01	17.14%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	2.75%
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class R, Invesco Capital Development Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 3, 2002
1 Year	rr_AverageAnnualReturnYear01	18.75%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.25%	[1]
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class Y, Invesco Capital Development Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	19.41%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.95%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.53%	[2]
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Before Taxes | Investor Class, Invesco Capital Development Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Investor Class:
Inception	rr_AverageAnnualReturnInceptionDate	Nov 30, 2004
1 Year	rr_AverageAnnualReturnYear01	19.09%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.83%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.48%	[2]
Invesco Capital Development Fund | Invesco Funds - Institutional Class | Before Taxes | Institutional Class, Invesco Capital Development Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Mar 15, 2002
1 Year	rr_AverageAnnualReturnYear01	19.63%
5 Years	rr_AverageAnnualReturnYear05	3.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | After Taxes on Distributions | Class A, Invesco Capital Development Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Jun 17, 1996
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	0.91%
10 Years	rr_AverageAnnualReturnYear10	2.13%
Invesco Capital Development Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco Capital Development Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Mar 15, 2002
1 Year	rr_AverageAnnualReturnYear01	19.63%
5 Years	rr_AverageAnnualReturnYear05	2.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Capital Development Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Jun 17, 1996
1 Year	rr_AverageAnnualReturnYear01	8.16%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	2.36%
Invesco Capital Development Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Capital Development Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Mar 15, 2002
1 Year	rr_AverageAnnualReturnYear01	12.76%
5 Years	rr_AverageAnnualReturnYear05	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Invesco Capital Development Fund | Invesco Funds - Institutional Class | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2002
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Russell Midcap Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Invesco Capital Development Fund | Invesco Funds - Institutional Class | Russell Midcap Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index
Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2002
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor | Lipper Mid-Cap Growth Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Growth Funds Index
1 Year	rr_AverageAnnualReturnYear01	25.66%
5 Years	rr_AverageAnnualReturnYear05	6.22%
10 Years	rr_AverageAnnualReturnYear10	2.59%
Invesco Capital Development Fund | Invesco Funds - Institutional Class | Lipper Mid-Cap Growth Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Growth Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2002
1 Year	rr_AverageAnnualReturnYear01	25.66%
5 Years	rr_AverageAnnualReturnYear05	6.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.82%
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Invesco Charter Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts	aimef105377_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares
Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests primarily in equity securities.

The Fund may invest up to 25% of its total assets in foreign securities, which includes debt and equity securities.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. The portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests primarily in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility.

Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	(23.09%)
'02	rr_AnnualReturn2002	(16.14%)
'03	rr_AnnualReturn2003	23.99%
'04	rr_AnnualReturn2004	8.67%
'05	rr_AnnualReturn2005	4.93%
'06	rr_AnnualReturn2006	16.27%
'07	rr_AnnualReturn2007	8.41%
'08	rr_AnnualReturn2008	(28.46%)
'09	rr_AnnualReturn2009	30.18%
'10	rr_AnnualReturn2010	8.10%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 16.50% Worst Quarter (ended September 30, 2001): -21.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.72%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | Class A, Invesco Charter Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	663
3 Years	rr_ExpenseExampleYear03	902
5 Years	rr_ExpenseExampleYear05	1,161
10 Years	rr_ExpenseExampleYear10	1,901
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	663
3 Years	rr_ExpenseExampleNoRedemptionYear03	902
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,901
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | Class B, Invesco Charter Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.92%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	904
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,057
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	604
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,040
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,057
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | Class C, Invesco Charter Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.92%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	295
3 Years	rr_ExpenseExampleYear03	604
5 Years	rr_ExpenseExampleYear05	1,040
10 Years	rr_ExpenseExampleYear10	2,252
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	604
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,040
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,252
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | Class R, Invesco Charter Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	450
5 Years	rr_ExpenseExampleYear05	780
10 Years	rr_ExpenseExampleYear10	1,711
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	145
3 Years	rr_ExpenseExampleNoRedemptionYear03	450
5 Years	rr_ExpenseExampleNoRedemptionYear05	780
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,711
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | Class Y, Invesco Charter Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	294
5 Years	rr_ExpenseExampleYear05	513
10 Years	rr_ExpenseExampleYear10	1,141
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	294
5 Years	rr_ExpenseExampleNoRedemptionYear05	513
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,141
Invesco Charter Fund | Invesco Funds - Class S
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries INVESCO CHARTER FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests primarily in equity securities.

The Fund may invest up to 25% of its total assets in foreign securities, which includes debt and equity securities.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. The portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests primarily in equity securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended December 31, 2010): 8.59% Worst Quarter (ended June 30, 2010): -11.68%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S shares only and after-tax returns for other classes will vary.
Invesco Charter Fund | Invesco Funds - Class S | Class S, Invesco Charter Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: S
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	341
5 Years	rr_ExpenseExampleYear05	593
10 Years	rr_ExpenseExampleYear10	1,315
Annual Total Returns	rr_BarChartTableAbstract
'10	rr_AnnualReturn2010	8.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.68%)
Invesco Charter Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries INVESCO CHARTER FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests primarily in equity securities.

The Fund may invest up to 25% of its total assets in foreign securities, which includes debt and equity securities.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. The portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests primarily in equity securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 16.62% Worst Quarter (ended September 30, 2001): -21.63%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Charter Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco Charter Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	238
5 Years	rr_ExpenseExampleYear05	415
10 Years	rr_ExpenseExampleYear10	928
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	(22.67%)
'02	rr_AnnualReturn2002	(15.81%)
'03	rr_AnnualReturn2003	24.64%
'04	rr_AnnualReturn2004	9.30%
'05	rr_AnnualReturn2005	5.39%
'06	rr_AnnualReturn2006	16.84%
'07	rr_AnnualReturn2007	8.81%
'08	rr_AnnualReturn2008	(28.15%)
'09	rr_AnnualReturn2009	30.74%
'10	rr_AnnualReturn2010	8.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.63%)
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | Before Taxes | Class A, Invesco Charter Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Nov 26, 1968
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	0.90%
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | Before Taxes | Class B, Invesco Charter Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 26, 1995
1 Year	rr_AverageAnnualReturnYear01	2.31%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	0.90%
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | Before Taxes | Class C, Invesco Charter Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Aug 4, 1997
1 Year	rr_AverageAnnualReturnYear01	6.29%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	0.74%
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | Before Taxes | Class R, Invesco Charter Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 3, 2002
1 Year	rr_AverageAnnualReturnYear01	7.85%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.61%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.22%	[1]
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | Before Taxes | Class Y, Invesco Charter Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	8.40%	[4]
5 Years	rr_AverageAnnualReturnYear05	5.00%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.53%	[4]
Invesco Charter Fund | Invesco Funds - Class S | Before Taxes | Class S, Invesco Charter Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Sep 25, 2009
1 Year	rr_AverageAnnualReturnYear01	8.23%	[5]
5 Years	rr_AverageAnnualReturnYear05	4.89%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.48%	[5]
Invesco Charter Fund | Invesco Funds - Institutional Class | Before Taxes | Institutional Class, Invesco Charter Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Jul 30, 1991
1 Year	rr_AverageAnnualReturnYear01	8.60%
5 Years	rr_AverageAnnualReturnYear05	5.34%
10 Years	rr_AverageAnnualReturnYear10	1.94%
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | After Taxes on Distributions | Class A, Invesco Charter Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Nov 26, 1968
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	0.80%
Invesco Charter Fund | Invesco Funds - Class S | After Taxes on Distributions | Class S, Invesco Charter Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Sep 25, 2009
1 Year	rr_AverageAnnualReturnYear01	8.14%	[5]
5 Years	rr_AverageAnnualReturnYear05	4.75%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.38%	[5]
Invesco Charter Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco Charter Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Jul 30, 1991
1 Year	rr_AverageAnnualReturnYear01	8.45%
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	1.79%
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Charter Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Nov 26, 1968
1 Year	rr_AverageAnnualReturnYear01	1.49%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	0.75%
Invesco Charter Fund | Invesco Funds - Class S | Return After Taxes on Distributions and Sale of Fund Shares | Class S, Invesco Charter Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Sep 25, 2009
1 Year	rr_AverageAnnualReturnYear01	5.45%	[5]
5 Years	rr_AverageAnnualReturnYear05	4.20%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.25%	[5]
Invesco Charter Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Charter Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Jul 30, 1991
1 Year	rr_AverageAnnualReturnYear01	5.76%
5 Years	rr_AverageAnnualReturnYear05	4.58%
10 Years	rr_AverageAnnualReturnYear10	1.65%
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Invesco Charter Fund | Invesco Funds - Class S | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Invesco Charter Fund | Invesco Funds - Institutional Class | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | Russell 1000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Invesco Charter Fund | Invesco Funds - Class S | Russell 1000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Invesco Charter Fund | Invesco Funds - Institutional Class | Russell 1000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y | Lipper Large-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Index
1 Year	rr_AverageAnnualReturnYear01	12.77%
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	0.76%
Invesco Charter Fund | Invesco Funds - Class S | Lipper Large-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Index
1 Year	rr_AverageAnnualReturnYear01	12.77%
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	0.76%
Invesco Charter Fund | Invesco Funds - Institutional Class | Lipper Large-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Index
1 Year	rr_AverageAnnualReturnYear01	12.77%
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	0.76%
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Invesco Constellation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts	aimef105377_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares
Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of issuers of all market capitalizations.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.

The portfolio managers actively manage the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on a set of growth, quality and valuation factors.

The fundamental analysis identifies and analyzes both industries and issuers with strong characteristics of revenue, earnings and cash flow growth. Valuation metrics are also incorporated in the analysis.

The portfolio managers look for key issuer-specific attributes including: market leadership position with the potential for additional growth; value added products or services with pricing power; sustainable growth in revenue, earnings and cash flow; potential to improve profitability and return on capital; and a strong balance sheet, appropriate financial leverage and a prudent use of capital.

The portfolio managers consider selling a security if fundamental business prospects deteriorate, quantitative rank declines, the investment thesis deteriorates, or for a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities of issuers of all market capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	(23.61%)
'02	rr_AnnualReturn2002	(24.75%)
'03	rr_AnnualReturn2003	29.34%
'04	rr_AnnualReturn2004	6.18%
'05	rr_AnnualReturn2005	8.45%
'06	rr_AnnualReturn2006	5.85%
'07	rr_AnnualReturn2007	12.01%
'08	rr_AnnualReturn2008	(42.66%)
'09	rr_AnnualReturn2009	20.54%
'10	rr_AnnualReturn2010	15.13%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended December 31, 2001): 18.44% Worst Quarter (ended September 30, 2001): -23.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.34%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | Class A, Invesco Constellation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.33%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	678
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,242
10 Years	rr_ExpenseExampleYear10	2,072
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	678
3 Years	rr_ExpenseExampleNoRedemptionYear03	949
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,242
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,072
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | Class B, Invesco Constellation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.08%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	711
3 Years	rr_ExpenseExampleYear03	953
5 Years	rr_ExpenseExampleYear05	1,322
10 Years	rr_ExpenseExampleYear10	2,227
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	653
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,122
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,227
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | Class C, Invesco Constellation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.08%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	311
3 Years	rr_ExpenseExampleYear03	653
5 Years	rr_ExpenseExampleYear05	1,122
10 Years	rr_ExpenseExampleYear10	2,419
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	653
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,122
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,419
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | Class R, Invesco Constellation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.58%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	500
5 Years	rr_ExpenseExampleYear05	864
10 Years	rr_ExpenseExampleYear10	1,887
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	161
3 Years	rr_ExpenseExampleNoRedemptionYear03	500
5 Years	rr_ExpenseExampleNoRedemptionYear05	864
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,887
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | Class Y, Invesco Constellation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	345
5 Years	rr_ExpenseExampleYear05	599
10 Years	rr_ExpenseExampleYear10	1,327
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	110
3 Years	rr_ExpenseExampleNoRedemptionYear03	345
5 Years	rr_ExpenseExampleNoRedemptionYear05	599
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,327
Invesco Constellation Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries INVESCO CONSTELLATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of issuers of all market capitalizations.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.

The portfolio managers actively manage the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on a set of growth, quality and valuation factors.

The fundamental analysis identifies and analyzes both industries and issuers with strong characteristics of revenue, earnings and cash flow growth. Valuation metrics are also incorporated in the analysis.

The portfolio managers look for key issuer-specific attributes including: market leadership position with the potential for additional growth; value added products or services with pricing power; sustainable growth in revenue, earnings and cash flow; potential to improve profitability and return on capital; and a strong balance sheet, appropriate financial leverage and a prudent use of capital.

The portfolio managers consider selling a security if fundamental business prospects deteriorate, quantitative rank declines, the investment thesis deteriorates, or for a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities of issuers of all market capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended December 31, 2001): 18.58% Worst Quarter (ended September 30, 2001): -23.20%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Constellation Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco Constellation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	247
5 Years	rr_ExpenseExampleYear05	431
10 Years	rr_ExpenseExampleYear10	964
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	(23.22%)
'02	rr_AnnualReturn2002	(24.37%)
'03	rr_AnnualReturn2003	29.98%
'04	rr_AnnualReturn2004	6.83%
'05	rr_AnnualReturn2005	8.98%
'06	rr_AnnualReturn2006	6.35%
'07	rr_AnnualReturn2007	12.53%
'08	rr_AnnualReturn2008	(42.39%)
'09	rr_AnnualReturn2009	21.34%
'10	rr_AnnualReturn2010	15.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.20%)
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | Before Taxes | Class A, Invesco Constellation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 1976
1 Year	rr_AverageAnnualReturnYear01	8.78%
5 Years	rr_AverageAnnualReturnYear05	(2.27%)
10 Years	rr_AverageAnnualReturnYear10	(2.66%)
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | Before Taxes | Class B, Invesco Constellation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Nov 3, 1997
1 Year	rr_AverageAnnualReturnYear01	9.25%
5 Years	rr_AverageAnnualReturnYear05	(2.29%)
10 Years	rr_AverageAnnualReturnYear10	(2.68%)
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | Before Taxes | Class C, Invesco Constellation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Aug 4, 1997
1 Year	rr_AverageAnnualReturnYear01	13.25%
5 Years	rr_AverageAnnualReturnYear05	(1.90%)
10 Years	rr_AverageAnnualReturnYear10	(2.82%)
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | Before Taxes | Class R, Invesco Constellation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 3, 2002
1 Year	rr_AverageAnnualReturnYear01	14.81%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.41%)	[1]
10 Years	rr_AverageAnnualReturnYear10	(2.31%)	[1]
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | Before Taxes | Class Y, Invesco Constellation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	15.41%	[4]
5 Years	rr_AverageAnnualReturnYear05	(1.04%)	[4]
10 Years	rr_AverageAnnualReturnYear10	(2.06%)	[4]
Invesco Constellation Fund | Invesco Funds - Institutional Class | Before Taxes | Institutional Class, Invesco Constellation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Apr 8, 1992
1 Year	rr_AverageAnnualReturnYear01	15.75%
5 Years	rr_AverageAnnualReturnYear05	(0.64%)
10 Years	rr_AverageAnnualReturnYear10	(1.60%)
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | After Taxes on Distributions | Class A, Invesco Constellation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 1976
1 Year	rr_AverageAnnualReturnYear01	8.78%
5 Years	rr_AverageAnnualReturnYear05	(2.28%)
10 Years	rr_AverageAnnualReturnYear10	(2.67%)
Invesco Constellation Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco Constellation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Apr 8, 1992
1 Year	rr_AverageAnnualReturnYear01	15.75%
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
10 Years	rr_AverageAnnualReturnYear10	(1.61%)
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Constellation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 1976
1 Year	rr_AverageAnnualReturnYear01	5.71%
5 Years	rr_AverageAnnualReturnYear05	(1.92%)
10 Years	rr_AverageAnnualReturnYear10	(2.22%)
Invesco Constellation Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Constellation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Apr 8, 1992
1 Year	rr_AverageAnnualReturnYear01	10.24%
5 Years	rr_AverageAnnualReturnYear05	(0.55%)
10 Years	rr_AverageAnnualReturnYear10	(1.35%)
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Invesco Constellation Fund | Invesco Funds - Institutional Class | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Invesco Constellation Fund | Invesco Funds - Institutional Class | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y | Lipper Multi-Cap Growth Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Multi-Cap Growth Funds Index
1 Year	rr_AverageAnnualReturnYear01	20.39%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	0.25%
Invesco Constellation Fund | Invesco Funds - Institutional Class | Lipper Multi-Cap Growth Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Multi-Cap Growth Funds Index
1 Year	rr_AverageAnnualReturnYear01	20.39%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	0.25%
Invesco Disciplined Equity Fund | Invesco Disciplined Equity Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Invesco Disciplined Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term capital appreciation and, secondarily, current income.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowing for investment purposes) in equity securities. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests in U.S. issuers and may also invest in equity securities of foreign issuers. The Fund may also invest in debt securities, including lower quality debt securities.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund normally invests in securities that generate strong cash flow and are available at attractive valuations. The Fund’s portfolio managers will be opportunistic with regard to the prices the Fund will pay for new investments and at which it will terminate positions. The Fund is not restricted to investing in particular sectors or in securities within a market capitalization range, but will tend toward large-cap issuers.

The Fund’s portfolio managers emphasize a bottom-up, fundamental stock selection that focuses on issuers that can consistently deliver strong cash flow growth and return on invested capital. The portfolio managers invest in issuers with a proven track record of solid business execution. These issuers typically have a proprietary product or business approach that allows them to be leaders within their respective industries. In addition, the portfolio managers emphasize diversification in terms of sector exposure as well as the number of securities held, and normally expect low turnover of holdings.

The portfolio managers consider selling a stock when its fundamental business prospects deteriorate, its ability to generate cash declines, or when they think the stock is too expensive based on cash flow valuation metrics.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowing for investment purposes) in equity securities. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests in U.S. issuers and may also invest in equity securities of foreign issuers. The Fund may also invest in debt securities, including lower quality debt securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Class Y shares since September 21, 2009 and the predecessor fund’s Institutional Class shares for periods prior to September 21, 2009 from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the Fund’s Class Y shares since September 21, 2009 and the predecessor fund’s Institutional Class shares for periods prior to September 21, 2009 from year to year as of December 31.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'06	rr_AnnualReturn2006	13.44%
'07	rr_AnnualReturn2007	6.68%
'08	rr_AnnualReturn2008	(32.22%)
'09	rr_AnnualReturn2009	27.68%
'10	rr_AnnualReturn2010	13.69%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 16.82% Worst Quarter (ended December 31, 2008): -20.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.66%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.
Invesco Disciplined Equity Fund | Invesco Disciplined Equity Fund - Class Y | Class Y, Invesco Disciplined Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
Invesco Disciplined Equity Fund | Invesco Disciplined Equity Fund - Class Y | Before Taxes | Class Y, Invesco Disciplined Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Sep 21, 2009
1 Year	rr_AverageAnnualReturnYear01	13.69%	[7]
5 Years	rr_AverageAnnualReturnYear05	3.55%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%	[7]
Invesco Disciplined Equity Fund | Invesco Disciplined Equity Fund - Class Y | After Taxes on Distributions | Class Y, Invesco Disciplined Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Sep 21, 2009
1 Year	rr_AverageAnnualReturnYear01	13.53%	[7]
5 Years	rr_AverageAnnualReturnYear05	2.95%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%	[7]
Invesco Disciplined Equity Fund | Invesco Disciplined Equity Fund - Class Y | Return After Taxes on Distributions and Sale of Fund Shares | Class Y, Invesco Disciplined Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Sep 21, 2009
1 Year	rr_AverageAnnualReturnYear01	9.11%	[7]
5 Years	rr_AverageAnnualReturnYear05	2.89%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%	[7]
Invesco Disciplined Equity Fund | Invesco Disciplined Equity Fund - Class Y | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Inception	rr_AverageAnnualReturnInceptionDate	Nov 30, 2005
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Invesco Diversified Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts	aimef105377_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in dividend-paying equity securities.

The Fund may invest up to 20% of its total assets in master limited partnerships or in investment-grade debt securities of U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the portfolio managers seek to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year investment horizon. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.

The portfolio managers consider whether to sell a particular security when any of these factors materially change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests primarily in dividend-paying equity securities.

The Fund may invest up to 20% of its total assets in master limited partnerships or in investment-grade debt securities of U.S. issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Master Limited Partnership (MLP) Risk. A MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'02	rr_AnnualReturn2002	(12.90%)
'03	rr_AnnualReturn2003	26.90%
'04	rr_AnnualReturn2004	13.84%
'05	rr_AnnualReturn2005	5.23%
'06	rr_AnnualReturn2006	16.41%
'07	rr_AnnualReturn2007	0.36%
'08	rr_AnnualReturn2008	(26.95%)
'09	rr_AnnualReturn2009	23.66%
'10	rr_AnnualReturn2010	15.11%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 17.60% Worst Quarter (ended December 31, 2008): -19.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.87%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Class A, Invesco Diversified Dividend Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	648
3 Years	rr_ExpenseExampleYear03	857
5 Years	rr_ExpenseExampleYear05	1,082
10 Years	rr_ExpenseExampleYear10	1,729
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	648
3 Years	rr_ExpenseExampleNoRedemptionYear03	857
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,082
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,729
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Class B, Invesco Diversified Dividend Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	680
3 Years	rr_ExpenseExampleYear03	857
5 Years	rr_ExpenseExampleYear05	1,159
10 Years	rr_ExpenseExampleYear10	1,886
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	557
5 Years	rr_ExpenseExampleNoRedemptionYear05	959
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,886
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Class C, Invesco Diversified Dividend Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	280
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	959
10 Years	rr_ExpenseExampleYear10	2,084
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	557
5 Years	rr_ExpenseExampleNoRedemptionYear05	959
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,084
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Class R, Invesco Diversified Dividend Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	403
5 Years	rr_ExpenseExampleNoRedemptionYear05	697
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,534
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Class Y, Invesco Diversified Dividend Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
5 Years	rr_ExpenseExampleNoRedemptionYear05	428
10 Years	rr_ExpenseExampleNoRedemptionYear10	954
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Investor Class, Invesco Diversified Dividend Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Investor
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Investor Class
1 Year	rr_ExpenseExampleNoRedemptionYear01	95
3 Years	rr_ExpenseExampleNoRedemptionYear03	296
5 Years	rr_ExpenseExampleNoRedemptionYear05	515
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,143
Invesco Diversified Dividend Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries INVESCO DIVERSIFIED DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in dividend-paying equity securities.

The Fund may invest up to 20% of its total assets in master limited partnerships or in investment-grade debt securities of U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the portfolio managers seek to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year investment horizon. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.

The portfolio managers consider whether to sell a particular security when any of these factors materially change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in dividend-paying equity securities. The Fund may invest up to 20% of its total assets in master limited partnerships or in investment-grade debt securities of U.S. issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Master Limited Partnership (MLP) Risk. A MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 17.76% Worst Quarter (ended December 31, 2008): -19.81%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Diversified Dividend Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco Diversified Dividend Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	810
Annual Total Returns	rr_BarChartTableAbstract
'06	rr_AnnualReturn2006	16.77%
'07	rr_AnnualReturn2007	0.70%
'08	rr_AnnualReturn2008	(26.71%)
'09	rr_AnnualReturn2009	24.18%
'10	rr_AnnualReturn2010	15.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.81%)
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class A, Invesco Diversified Dividend Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
1 Year	rr_AverageAnnualReturnYear01	8.81%
5 Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class B, Invesco Diversified Dividend Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class C, Invesco Diversified Dividend Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
1 Year	rr_AverageAnnualReturnYear01	13.23%
5 Years	rr_AverageAnnualReturnYear05	3.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class R, Invesco Diversified Dividend Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R:
Inception	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
1 Year	rr_AverageAnnualReturnYear01	15.00%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.78%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%	[1]
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class Y, Invesco Diversified Dividend Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	15.47%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.12%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%	[2]
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Before Taxes | Investor Class, Invesco Diversified Dividend Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Investor Class:
Inception	rr_AverageAnnualReturnInceptionDate	Jul 15, 2005
1 Year	rr_AverageAnnualReturnYear01	15.20%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.07%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%	[2]
Invesco Diversified Dividend Fund | Invesco Funds - Institutional Class | Before Taxes | Institutional Class, Invesco Diversified Dividend Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
1 Year	rr_AverageAnnualReturnYear01	15.63%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.35%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%	[8]
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | After Taxes on Distributions | Class A, Invesco Diversified Dividend Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
1 Year	rr_AverageAnnualReturnYear01	8.48%
5 Years	rr_AverageAnnualReturnYear05	2.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Invesco Diversified Dividend Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco Diversified Dividend Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
1 Year	rr_AverageAnnualReturnYear01	15.22%	[8]
5 Years	rr_AverageAnnualReturnYear05	3.66%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[8]
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Diversified Dividend Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
1 Year	rr_AverageAnnualReturnYear01	6.13%
5 Years	rr_AverageAnnualReturnYear05	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Invesco Diversified Dividend Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Diversified Dividend Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
1 Year	rr_AverageAnnualReturnYear01	10.66%	[8]
5 Years	rr_AverageAnnualReturnYear05	3.69%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%	[8]
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Invesco Diversified Dividend Fund | Invesco Funds - Institutional Class | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Russell 1000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Invesco Diversified Dividend Fund | Invesco Funds - Institutional Class | Russell 1000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor | Lipper Large-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
1 Year	rr_AverageAnnualReturnYear01	12.77%
5 Years	rr_AverageAnnualReturnYear05	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Invesco Diversified Dividend Fund | Invesco Funds - Institutional Class | Lipper Large-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
1 Year	rr_AverageAnnualReturnYear01	12.77%
5 Years	rr_AverageAnnualReturnYear05	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Invesco Large Cap Basic Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts	aimef105377_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund emphasizes a value style of investing seeking well-established, undervalued companies believed by the Adviser to possess the potential for capital growth. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth potential of such securities materially change.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	1.25%
'02	rr_AnnualReturn2002	(23.20%)
'03	rr_AnnualReturn2003	32.02%
'04	rr_AnnualReturn2004	9.05%
'05	rr_AnnualReturn2005	6.30%
'06	rr_AnnualReturn2006	13.56%
'07	rr_AnnualReturn2007	0.34%
'08	rr_AnnualReturn2008	(52.01%)
'09	rr_AnnualReturn2009	44.86%
'10	rr_AnnualReturn2010	8.55%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 28.24% Worst Quarter (ended December 31, 2008): -30.51
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.51%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Class A, Invesco Large Cap Basic Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	983
5 Years	rr_ExpenseExampleYear05	1,299
10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	689
3 Years	rr_ExpenseExampleNoRedemptionYear03	983
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,299
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Class B, Invesco Large Cap Basic Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	723
3 Years	rr_ExpenseExampleYear03	988
5 Years	rr_ExpenseExampleYear05	1,380
10 Years	rr_ExpenseExampleYear10	2,344
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,344
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Class C, Invesco Large Cap Basic Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	1,180
10 Years	rr_ExpenseExampleYear10	2,534
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,534
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Class R, Invesco Large Cap Basic Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	923
10 Years	rr_ExpenseExampleYear10	2,009
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	536
5 Years	rr_ExpenseExampleNoRedemptionYear05	923
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,009
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Class Y, Invesco Large Cap Basic Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	660
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Investor Class, Invesco Large Cap Basic Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Investor
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	1,735
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Investor Class
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	459
5 Years	rr_ExpenseExampleNoRedemptionYear05	792
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
Invesco Large Cap Basic Value Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries INVESCO LARGE CAP BASIC VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund emphasizes a value style of investing seeking well-established, undervalued companies believed by the Adviser to possess the potential for capital growth. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth potential of such securities materially change.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 28.36% Worst Quarter (ended December 31, 2008): -30.52%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Large Cap Basic Value Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco Large Cap Basic Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
Annual Total Returns	rr_BarChartTableAbstract
'05	rr_AnnualReturn2005	6.91%
'06	rr_AnnualReturn2006	14.13%
'07	rr_AnnualReturn2007	0.81%
'08	rr_AnnualReturn2008	(51.81%)
'09	rr_AnnualReturn2009	45.72%
'10	rr_AnnualReturn2010	9.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.52%)
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class A, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Jun 30, 1999
1 Year	rr_AverageAnnualReturnYear01	2.58%
5 Years	rr_AverageAnnualReturnYear05	(4.06%)
10 Years	rr_AverageAnnualReturnYear10	(0.33%)
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class B, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Aug 1, 2000
1 Year	rr_AverageAnnualReturnYear01	2.84%
5 Years	rr_AverageAnnualReturnYear05	(4.04%)
10 Years	rr_AverageAnnualReturnYear10	(0.34%)
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class C, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Aug 1, 2000
1 Year	rr_AverageAnnualReturnYear01	6.73%
5 Years	rr_AverageAnnualReturnYear05	(3.72%)
10 Years	rr_AverageAnnualReturnYear10	(0.48%)
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class R, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 3, 2002
1 Year	rr_AverageAnnualReturnYear01	8.34%	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.23%)	[1]
10 Years	rr_AverageAnnualReturnYear10	0.01%	[1]
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class Y, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	8.83%	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.86%)	[2]
10 Years	rr_AverageAnnualReturnYear10	0.29%	[2]
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Before Taxes | Investor Class, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Investor Class:
Inception	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
1 Year	rr_AverageAnnualReturnYear01	8.53%	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.98%)	[2]
10 Years	rr_AverageAnnualReturnYear10	0.25%	[2]
Invesco Large Cap Basic Value Fund | Invesco Funds - Institutional Class | Before Taxes | Institutional Class, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	9.33%	[9]
5 Years	rr_AverageAnnualReturnYear05	(2.45%)	[9]
10 Years	rr_AverageAnnualReturnYear10	0.59%	[9]
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | After Taxes on Distributions | Class A, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Jun 30, 1999
1 Year	rr_AverageAnnualReturnYear01	2.46%
5 Years	rr_AverageAnnualReturnYear05	(4.54%)
10 Years	rr_AverageAnnualReturnYear10	(0.58%)
Invesco Large Cap Basic Value Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	9.08%	[9]
5 Years	rr_AverageAnnualReturnYear05	(3.04%)	[9]
10 Years	rr_AverageAnnualReturnYear10	0.29%	[9]
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Jun 30, 1999
1 Year	rr_AverageAnnualReturnYear01	1.84%
5 Years	rr_AverageAnnualReturnYear05	(3.32%)
10 Years	rr_AverageAnnualReturnYear10	(0.24%)
Invesco Large Cap Basic Value Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	6.39%	[9]
5 Years	rr_AverageAnnualReturnYear05	(1.99%)	[9]
10 Years	rr_AverageAnnualReturnYear10	0.55%	[9]
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Invesco Large Cap Basic Value Fund | Invesco Funds - Institutional Class | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Invesco Large Cap Basic Value Fund | Invesco Funds - Institutional Class | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Invesco Large Cap Basic Value Fund | Invesco Large Cap Basic Value Fund - Class A, B, C, R, Y and Investor | Lipper Large-Cap Value Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	1.89%
Invesco Large Cap Basic Value Fund | Invesco Funds - Institutional Class | Lipper Large-Cap Value Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	1.89%
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Invesco Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts	aimef105377_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests primarily in equity securities of issuers that are considered by the Fund’s portfolio managers to have strong earnings growth.

The Fund may also invest up to 25% of its total assets in foreign securities.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized issuer included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell 1000® Index range from  $231 million to  $372 billion.

The portfolio managers utilize a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the portfolio managers use a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The portfolio managers then closely examine company fundamentals including detailed modeling of all of a company’s financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The portfolio managers utilize a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The portfolio managers seek to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.

The portfolio managers consider whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests primarily in equity securities of issuers that are considered by the Fund’s portfolio managers to have strong earnings growth.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	(36.13%)
'02	rr_AnnualReturn2002	(26.46%)
'03	rr_AnnualReturn2003	29.32%
'04	rr_AnnualReturn2004	8.87%
'05	rr_AnnualReturn2005	6.94%
'06	rr_AnnualReturn2006	8.09%
'07	rr_AnnualReturn2007	15.49%
'08	rr_AnnualReturn2008	(38.06%)
'09	rr_AnnualReturn2009	25.02%
'10	rr_AnnualReturn2010	17.06%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended December 31, 2001): 15.11% Worst Quarter (ended March 31, 2001): -34.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.26%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Class A, Invesco Large Cap Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	687
3 Years	rr_ExpenseExampleYear03	975
5 Years	rr_ExpenseExampleYear05	1,284
10 Years	rr_ExpenseExampleYear10	2,158
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	687
3 Years	rr_ExpenseExampleNoRedemptionYear03	975
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,284
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,158
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Class B, Invesco Large Cap Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	720
3 Years	rr_ExpenseExampleYear03	979
5 Years	rr_ExpenseExampleYear05	1,364
10 Years	rr_ExpenseExampleYear10	2,313
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	679
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,313
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Class C, Invesco Large Cap Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	320
3 Years	rr_ExpenseExampleYear03	679
5 Years	rr_ExpenseExampleYear05	1,164
10 Years	rr_ExpenseExampleYear10	2,503
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	679
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,503
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Class R, Invesco Large Cap Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	170
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	907
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Class Y, Invesco Large Cap Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	372
5 Years	rr_ExpenseExampleNoRedemptionYear05	644
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,420
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Investor Class, Invesco Large Cap Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Investor
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Investor Class
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	425
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,613
Invesco Large Cap Growth Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries INVESCO LARGE CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests primarily in equity securities of issuers that are considered by the Fund’s portfolio managers to have strong earnings growth.

The Fund may also invest up to 25% of its total assets in foreign securities.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized issuer included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell 1000® Index range from  $231 million to  $372 billion.

The portfolio managers utilize a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the portfolio managers use a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The portfolio managers then closely examine company fundamentals including detailed modeling of all of a company’s financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The portfolio managers utilize a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The portfolio managers seek to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.

The portfolio managers consider whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests primarily in equity securities of issuers that are considered by the Fund’s portfolio managers to have strong earnings growth.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended December 31, 2010): 13.52% Worst Quarter (ended December 31, 2008): -19.16%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Large Cap Growth Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco Large Cap Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
Annual Total Returns	rr_BarChartTableAbstract
'05	rr_AnnualReturn2005	7.51%
'06	rr_AnnualReturn2006	8.76%
'07	rr_AnnualReturn2007	16.02%
'08	rr_AnnualReturn2008	(37.67%)
'09	rr_AnnualReturn2009	25.85%
'10	rr_AnnualReturn2010	17.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.16%)
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class A, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999
1 Year	rr_AverageAnnualReturnYear01	10.59%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	(2.75%)
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class B, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Inception	rr_AverageAnnualReturnInceptionDate	Apr 5, 1999
1 Year	rr_AverageAnnualReturnYear01	11.16%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	(2.75%)
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class C, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Inception	rr_AverageAnnualReturnInceptionDate	Apr 5, 1999
1 Year	rr_AverageAnnualReturnYear01	15.16%
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	(2.90%)
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class R, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R
Inception	rr_AverageAnnualReturnInceptionDate	Jun 3, 2002
1 Year	rr_AverageAnnualReturnYear01	16.82%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.24%	[1]
10 Years	rr_AverageAnnualReturnYear10	(2.40%)	[1]
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Before Taxes | Class Y, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	17.37%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.58%	[2]
10 Years	rr_AverageAnnualReturnYear10	(2.16%)	[2]
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Before Taxes | Investor Class, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Investor Class
Inception	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
1 Year	rr_AverageAnnualReturnYear01	17.13%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.56%	[2]
10 Years	rr_AverageAnnualReturnYear10	(2.12%)	[2]
Invesco Large Cap Growth Fund | Invesco Funds - Institutional Class | Before Taxes | Institutional Class, Invesco Large Cap Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	17.82%	[9]
5 Years	rr_AverageAnnualReturnYear05	3.13%	[9]
10 Years	rr_AverageAnnualReturnYear10	(1.81%)	[9]
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | After Taxes on Distributions | Class A, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999
1 Year	rr_AverageAnnualReturnYear01	10.59%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	(2.75%)
Invesco Large Cap Growth Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco Large Cap Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	17.82%	[9]
5 Years	rr_AverageAnnualReturnYear05	3.10%	[9]
10 Years	rr_AverageAnnualReturnYear10	(1.82%)	[9]
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Large Cap Basic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999
1 Year	rr_AverageAnnualReturnYear01	6.88%
5 Years	rr_AverageAnnualReturnYear05	1.15%
10 Years	rr_AverageAnnualReturnYear10	(2.29%)
Invesco Large Cap Growth Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Large Cap Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	11.58%	[9]
5 Years	rr_AverageAnnualReturnYear05	2.68%	[9]
10 Years	rr_AverageAnnualReturnYear10	(1.52%)	[9]
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Invesco Large Cap Growth Fund | Invesco Funds - Institutional Class | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Invesco Large Cap Growth Fund | Invesco Funds - Institutional Class | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Invesco Large Cap Growth Fund | Invesco Large Cap Growth Fund - Class A, B, C, R, Y and Investor | Lipper Large-Cap Growth Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Funds Index
1 Year	rr_AverageAnnualReturnYear01	15.13%
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	(1.01%)
Invesco Large Cap Growth Fund | Invesco Funds - Institutional Class | Lipper Large-Cap Growth Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Funds Index
1 Year	rr_AverageAnnualReturnYear01	15.13%
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	(1.01%)
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Invesco Summit Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts	aimef105377_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of issuers of all market capitalizations.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations. The portfolio managers actively manage the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on a set growth, quality and valuation factors.

The fundamental analysis identifies and analyzes both industries and issuers with strong characteristics of revenue, earnings and cash flow growth. Valuation metrics are also incorporated in the analysis.

The portfolio managers look for key issuer-specific attributes including: market leadership position with the potential for additional growth; value added products or services with pricing power; sustainable growth in revenue, earnings and cash flow; potential to improve profitability and return on capital; and a strong balance sheet, appropriate financial leverage and a prudent use of capital.

The portfolio is constructed to minimize unnecessary risk by broadly diversifying the portfolio.

The portfolio managers consider selling a security if fundamental business prospects deteriorate, quantitative rank declines, the investment thesis deteriorates, or for a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities of issuers of all market capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	(33.80%)
'02	rr_AnnualReturn2002	(30.10%)
'03	rr_AnnualReturn2003	35.69%
'04	rr_AnnualReturn2004	10.74%
'05	rr_AnnualReturn2005	11.47%
'06	rr_AnnualReturn2006	8.03%
'07	rr_AnnualReturn2007	17.44%
'08	rr_AnnualReturn2008	(37.28%)
'09	rr_AnnualReturn2009	20.27%
'10	rr_AnnualReturn2010	14.59%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended December 31, 2001): 16.25% Worst Quarter (ended March 31, 2001): -30.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.33%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class P shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class P shares only and after-tax returns for other classes will vary.
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | Class A, Invesco Summit Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	656
3 Years	rr_ExpenseExampleYear03	880
5 Years	rr_ExpenseExampleYear05	1,123
10 Years	rr_ExpenseExampleYear10	1,816
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	656
3 Years	rr_ExpenseExampleNoRedemptionYear03	880
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,123
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,816
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | Class B, Invesco Summit Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	688
3 Years	rr_ExpenseExampleYear03	882
5 Years	rr_ExpenseExampleYear05	1,201
10 Years	rr_ExpenseExampleYear10	1,973
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,973
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | Class C, Invesco Summit Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | Class P, Invesco Summit Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: P
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class P
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	525
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | Class Y, Invesco Sumit Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	271
5 Years	rr_ExpenseExampleNoRedemptionYear05	471
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,049
Invesco Summit Fund | Invesco Funds - Class S
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries INVESCO SUMMIT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of issuers of all market capitalizations.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations. The portfolio managers actively manage the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on a set growth, quality and valuation factors.

The fundamental analysis identifies and analyzes both industries and issuers with strong characteristics of revenue, earnings and cash flow growth. Valuation metrics are also incorporated in the analysis.

The portfolio managers look for key issuer-specific attributes including: market leadership position with the potential for additional growth; value added products or services with pricing power; sustainable growth in revenue, earnings and cash flow; potential to improve profitability and return on capital; and a strong balance sheet, appropriate financial leverage and a prudent use of capital.

The portfolio is constructed to minimize unnecessary risk by broadly diversifying the portfolio.

The portfolio managers consider selling a security if fundamental business prospects deteriorate, quantitative rank declines, the investment thesis deteriorates, or for a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities of issuers of all market capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2010): 11.72% Worst Quarter (ended June 30, 2010): -11.82%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S shares only and after-tax returns for other classes will vary.
Invesco Summit Fund | Invesco Funds - Class S | Class S, Invesco Summit Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: S
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
Annual Total Returns	rr_BarChartTableAbstract
'10	rr_AnnualReturn2010	14.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.82%)
Invesco Summit Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries INVESCO SUMMIT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimef105377_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimef105377_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of issuers of all market capitalizations.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations. The portfolio managers actively manage the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on a set growth, quality and valuation factors.

The fundamental analysis identifies and analyzes both industries and issuers with strong characteristics of revenue, earnings and cash flow growth. Valuation metrics are also incorporated in the analysis.

The portfolio managers look for key issuer-specific attributes including: market leadership position with the potential for additional growth; value added products or services with pricing power; sustainable growth in revenue, earnings and cash flow; potential to improve profitability and return on capital; and a strong balance sheet, appropriate financial leverage and a prudent use of capital.

The portfolio is constructed to minimize unnecessary risk by broadly diversifying the portfolio.

The portfolio managers consider selling a security if fundamental business prospects deteriorate, quantitative rank declines, the investment thesis deteriorates, or for a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities of issuers of all market capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimef105377_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2010): 11.81% Worst Quarter (ended June 30, 2010): -11.81%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Summit Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco Summit Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
Annual Total Returns	rr_BarChartTableAbstract
'09	rr_AnnualReturn2009	20.68%
'10	rr_AnnualReturn2010	14.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.81%)
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | Before Taxes | Class A, Invesco Summit Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
1 Year	rr_AverageAnnualReturnYear01	8.10%
5 Years	rr_AverageAnnualReturnYear05	0.56%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | Before Taxes | Class B, Invesco Summit Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
1 Year	rr_AverageAnnualReturnYear01	8.61%
5 Years	rr_AverageAnnualReturnYear05	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | Before Taxes | Class C, Invesco Summit Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
1 Year	rr_AverageAnnualReturnYear01	12.52%
5 Years	rr_AverageAnnualReturnYear05	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | Before Taxes | Class P, Invesco Summit Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class P:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Nov 1, 1982
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	(1.61%)
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | Before Taxes | Class Y, Invesco Sumit Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	14.66%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.81%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%	[4]
Invesco Summit Fund | Invesco Funds - Class S | Before Taxes | Class S, Invesco Summit Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Sep 25, 2009
1 Year	rr_AverageAnnualReturnYear01	14.51%	[10]
5 Years	rr_AverageAnnualReturnYear05	1.75%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%	[10]
Invesco Summit Fund | Invesco Funds - Institutional Class | Before Taxes | Institutional Class, Invesco Summit Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	14.93%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.90%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%	[11]
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | After Taxes on Distributions | Class P, Invesco Summit Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class P:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Nov 1, 1982
1 Year	rr_AverageAnnualReturnYear01	14.56%
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	(1.77%)
Invesco Summit Fund | Invesco Funds - Class S | After Taxes on Distributions | Class S, Invesco Summit Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Sep 25, 2009
1 Year	rr_AverageAnnualReturnYear01	14.49%	[10]
5 Years	rr_AverageAnnualReturnYear05	1.43%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%	[10]
Invesco Summit Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco Summit Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	14.86%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.56%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%	[11]
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | Return After Taxes on Distributions and Sale of Fund Shares | Class P, Invesco Summit Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class P:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Nov 1, 1982
1 Year	rr_AverageAnnualReturnYear01	9.52%
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	(1.38%)
Invesco Summit Fund | Invesco Funds - Class S | Return After Taxes on Distributions and Sale of Fund Shares | Class S, Invesco Summit Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Sep 25, 2009
1 Year	rr_AverageAnnualReturnYear01	9.46%	[10]
5 Years	rr_AverageAnnualReturnYear05	1.44%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%	[10]
Invesco Summit Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Summit Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	9.79%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.56%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%	[11]
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Invesco Summit Fund | Invesco Funds - Class S | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Invesco Summit Fund | Invesco Funds - Institutional Class | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Invesco Summit Fund | Invesco Funds - Class S | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Invesco Summit Fund | Invesco Funds - Institutional Class | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Invesco Summit Fund | Invesco Summit Fund - Class A, B, C, P and Y | Lipper Multi-Cap Growth Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Multi-Cap Growth Funds Index
1 Year	rr_AverageAnnualReturnYear01	20.39%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	0.25%
Invesco Summit Fund | Invesco Funds - Class S | Lipper Multi-Cap Growth Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Multi-Cap Growth Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
1 Year	rr_AverageAnnualReturnYear01	20.39%
5 Years	rr_AverageAnnualReturnYear05	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Invesco Summit Fund | Invesco Funds - Institutional Class | Lipper Multi-Cap Growth Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Multi-Cap Growth Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
1 Year	rr_AverageAnnualReturnYear01	20.39%
5 Years	rr_AverageAnnualReturnYear05	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%

[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[2]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[3]	Through December 31, 2012, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $150 million) to 0.52% (for average net assets over $10 billion). Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.
[4]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[5]	Class S shares' performance shown prior to the inception date is that of Clas A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers. The inception date of the Fund's Class A shares is November 26, 1968.
[6]	Through December 31, 2012, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.
[7]	Class Y shares' performance shown prior to the inception date is that of the predecessor fund's Institutional Class shares at net asset value and reflects the expenses applicable to the predecessor fund. The inception date of the predecessor fund's Institutional Class shares is December 1, 2005.
[8]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Class A shares is December 31, 2001.
[9]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[10]	Class S shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers. The inception date of the Fund's Class A shares is October 31, 2005.
[11]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Class A shares is October 31, 2005.